JPMorgan Short Duration Bond Fund
Schedule of Portfolio Investments as of May 31, 2026
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — 26.2%
Accelerated LLC Series 2021-1H, Class A, 1.35%, 10/20/2040 (a)	469	437
ACHD Trust Series 2025-DS1, Class A, 5.98%, 1/9/2034 (a)	1,200	1,202
ACHM Trust Series 2025-HE3, Class A, 5.20%, 11/25/2055 (a) (b)	11,387	11,260
Ally Auto Receivables Trust Series 2024-1, Class A3, 5.08%, 12/15/2028	3,599	3,615
Ally Bank Auto Credit-Linked Notes Series 2025-B, Class B, 4.50%, 9/15/2033 (a)	4,026	4,019
American Credit Acceptance Receivables Trust
Series 2025-1, Class B, 4.90%, 3/12/2029 (a)	10,625	10,637
Series 2023-1, Class D, 6.35%, 4/12/2029 (a)	2,546	2,565
Series 2026-1, Class A, 4.16%, 7/12/2029 (a)	5,222	5,222
Series 2023-2, Class D, 6.47%, 8/13/2029 (a)	3,589	3,619
Series 2025-3, Class B, 4.75%, 9/12/2029 (a)	5,000	5,014
Series 2024-2, Class C, 6.24%, 4/12/2030 (a)	6,761	6,796
Series 2024-4, Class C, 4.91%, 8/12/2031 (a)	7,700	7,718
Series 2025-1, Class C, 5.09%, 8/12/2031 (a)	11,470	11,527
Series 2024-4, Class D, 5.34%, 8/12/2031 (a)	2,561	2,579
Series 2026-2, Class C, 4.85%, 5/10/2032 (a)	24,037	23,969
Series 2025-3, Class C, 4.95%, 7/12/2032 (a)	5,416	5,428
Series 2026-1, Class C, 4.55%, 1/12/2033 (a)	25,068	24,929
Series 2026-1, Class D, 5.10%, 1/12/2033 (a)	3,510	3,487
AMSR Trust
Series 2021-SFR1, Class B, 2.15%, 6/17/2038 (a)	8,230	7,744
Series 2021-SFR3, Class A, 1.48%, 10/17/2038 (a)	11,422	11,293
Series 2021-SFR3, Class B, 1.73%, 10/17/2038 (a)	7,207	7,117
Series 2022-SFR1, Class C, 3.74%, 3/17/2039 (a)	5,500	5,428
Series 2022-SFR3, Class C, 4.00%, 10/17/2039 (a)	2,000	1,963
Series 2025-SFR2, Class A, 4.28%, 11/17/2042 (a)	9,995	9,701
Series 2026-SFR1, Class A, 3.78%, 4/17/2043 (a)	30,977	29,231
Amur Equipment Finance Receivables LLC
Series 2022-2A, Class B, 5.65%, 10/20/2028 (a)	1,600	1,603
Series 2023-1A, Class A2, 6.09%, 12/20/2029 (a)	751	755
Series 2024-1A, Class A2, 5.38%, 1/21/2031 (a)	2,111	2,125
Ansley Park Capital LLC Series 2025-A, Class A2, 4.43%, 4/20/2035 (a)	22,016	21,923
Aqua Finance Issuer Trust
Series 2025-A, Class A, 5.25%, 12/19/2050 (a)	16,680	16,749
Series 2026-A, Class A, 4.76%, 4/17/2051 (a)	17,426	17,286
Aqua Finance Trust
Series 2019-A, Class A, 3.14%, 7/16/2040 (a)	680	660
Series 2021-A, Class A, 1.54%, 7/17/2046 (a)	666	608
Series 2020-AA, Class A, 1.90%, 7/17/2046 (a)	297	280
ARI Fleet Lease Trust
Series 2025-A, Class A2, 4.38%, 1/17/2034 (a)	4,553	4,557
Series 2025-A, Class A3, 4.46%, 1/17/2034 (a)	6,000	6,008
Auxilior Term Funding LLC Series 2023-1A, Class A2, 6.18%, 12/15/2028 (a)	225	226
Avis Budget Rental Car Funding AESOP LLC
Series 2021-2A, Class A, 1.66%, 2/20/2028 (a)	11,899	11,742
Series 2023-3A, Class A, 5.44%, 2/22/2028 (a)	14,000	14,084
Series 2022-1A, Class B, 4.30%, 8/21/2028 (a)	3,000	2,988
Series 2023-6A, Class C, 7.03%, 12/20/2029 (a)	6,250	6,444

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2024-1A, Class B, 5.85%, 6/20/2030 (a)	5,750	5,874
Series 2024-1A, Class C, 6.48%, 6/20/2030 (a)	2,000	2,058
Bain Capital Credit CLO (Cayman Islands) Series 2018-2A, Class BR, 5.23%, 7/19/2031 (a) (b)	250	250
Bayview Opportunity Master Fund LLC Series 2024-CAR1, Class A, 4.71%, 12/26/2031 (a) (b)	2,657	2,659
Bayview Opportunity Master Fund Trust Series 2024-SN1, Class C, 5.83%, 12/15/2028 (a)	1,029	1,037
BDS LLC Series 2026-FL17, Class A, 5.00%, 5/19/2043 (a) (b)	12,807	12,810
Bear Stearns Asset-Backed Securities Trust Series 2003-SD2, Class 2A, 5.97%, 6/25/2043 (b)	82	81
BOF Funding Trust
Series 2023-CAR3, Class C, 4.50%, 7/26/2032 (a)	600	599
Series 2023-CAR3, Class A2, 6.29%, 7/26/2032 (a)	3,012	3,053
BofA Auto Trust
Series 2024-1A, Class A3, 5.35%, 11/15/2028 (a)	3,770	3,794
Series 2024-1A, Class A4, 5.31%, 6/17/2030 (a)	4,260	4,312
BRAVO Residential Funding Trust Series 2026-CES1, Class A1A, 5.25%, 4/25/2056 (a) (c)	35,753	35,698
Bridge Trust Series 2025-SFR1, Class A, 4.05%, 9/17/2042 (a)	10,471	10,025
Bridgecrest Lending Auto Securitization Trust
Series 2024-1, Class B, 5.43%, 8/15/2028	211	211
Series 2024-1, Class C, 5.65%, 4/16/2029	6,750	6,785
Series 2024-3, Class C, 5.70%, 7/16/2029	10,434	10,513
Series 2023-1, Class C, 7.10%, 8/15/2029	5,891	5,947
Series 2024-2, Class B, 5.94%, 2/15/2030	921	924
Series 2024-2, Class C, 6.07%, 2/15/2030	10,360	10,496
Series 2024-4, Class B, 4.77%, 8/15/2030	4,000	4,011
Series 2024-4, Class C, 4.83%, 8/15/2030	6,440	6,461
Series 2025-1, Class D, 5.64%, 11/15/2030	6,750	6,819
Series 2025-2, Class D, 5.62%, 3/17/2031	2,000	2,024
Series 2025-4, Class B, 4.30%, 8/15/2031	2,855	2,842
Series 2025-4, Class C, 4.80%, 8/15/2031	2,485	2,483
Series 2026-2, Class B, 4.56%, 2/17/2032	3,902	3,895
Series 2026-2, Class C, 4.88%, 2/17/2032	6,370	6,359
Series 2026-2, Class D, 5.19%, 2/17/2032	1,571	1,564
Business Jet Securities LLC
Series 2024-1A, Class A, 6.20%, 5/15/2039 ‡ (a)	8,887	8,984
Series 2024-2A, Class A, 5.36%, 9/15/2039 ‡ (a)	16,543	16,492
BXMT Ltd. Series 2021-FL4, Class A, 5.04%, 5/15/2038 (a) (b)	2,490	2,489
Carlyle US CLO Ltd. (Cayman Islands)
Series 2021-9A, Class AR, 4.79%, 10/20/2034 (a) (b)	18,500	18,524
Series 2022-1A, Class A1R, 4.65%, 4/15/2035 (a) (b)	19,000	18,999
Carmax Auto Owner Trust
Series 2025-1, Class A3, 4.84%, 1/15/2030	11,000	11,080
Series 2025-2, Class A3, 4.48%, 3/15/2030	6,890	6,915
CarVal CLO Ltd. (Cayman Islands)
Series 2018-1A, Class AR, 4.91%, 7/16/2031 (a) (b)	5,262	5,262
Series 2019-2A, Class AR2, 4.67%, 7/20/2032 (a) (b)	7,683	7,685
CarVal CLO VC Ltd. (Cayman Islands) Series 2021-2A, Class A, 5.13%, 10/15/2034 (a) (b)	1,105	1,105
Carvana Auto Receivables Trust
Series 2022-P2, Class B, 5.08%, 4/10/2028	4,175	4,192
Series 2023-P3, Class A3, 5.82%, 8/10/2028 (a)	820	823

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2021-N4, Class B, 1.24%, 9/11/2028	405	396
Series 2021-N4, Class C, 1.72%, 9/11/2028	441	432
Series 2023-P1, Class A4, 5.94%, 1/10/2029 (a)	2,912	2,938
Series 2025-P4, Class A2, 4.19%, 3/12/2029	26,219	26,218
Series 2024-P1, Class A3, 5.05%, 4/10/2029 (a)	5,668	5,683
Series 2024-P2, Class A3, 5.33%, 7/10/2029	4,764	4,792
Series 2023-P3, Class A4, 5.71%, 7/10/2029 (a)	1,750	1,777
Series 2024-P3, Class A3, 4.26%, 10/10/2029	8,843	8,846
Series 2024-P4, Class A3, 4.64%, 1/10/2030	5,475	5,492
Series 2023-P5, Class C, 6.55%, 2/11/2030 (a)	224	233
Series 2024-P1, Class A4, 5.08%, 3/11/2030 (a)	3,250	3,283
Series 2024-P1, Class B, 5.37%, 5/10/2030 (a)	5,700	5,795
Series 2024-N1, Class B, 5.63%, 5/10/2030 (a)	13,853	13,920
Series 2024-P2, Class B, 5.38%, 8/12/2030	8,186	8,299
Series 2024-P3, Class A4, 4.31%, 9/10/2030	1,000	996
Series 2024-N2, Class D, 6.44%, 9/10/2030 (a)	1,500	1,532
Series 2024-N3, Class B, 4.67%, 12/10/2030 (a)	13,500	13,521
Series 2024-P4, Class A4, 4.74%, 12/10/2030	5,000	5,016
CFMT LLC Series 2022-HB9, Class A, 3.25%, 9/25/2037 ‡ (a) (b)	2,199	2,175
Cherry Securitization Trust Series 2024-1A, Class A, 5.70%, 4/15/2032 (a)	12,115	12,153
Clarus Capital Funding LLC Series 2024-1A, Class A2, 4.71%, 8/20/2032 (a)	3,003	3,008
Consumer Portfolio Services Auto Trust
Series 2025-B, Class B, 4.79%, 11/15/2029 (a)	7,600	7,628
Series 2025-B, Class C, 5.12%, 7/15/2031 (a)	3,500	3,521
Series 2025-D, Class C, 4.85%, 2/17/2032 (a)	3,250	3,246
CoreVest American Finance Trust Series 2020-3, Class A, 1.36%, 8/15/2053 (a)	40	40
CPS Auto Receivables Trust
Series 2022-A, Class D, 2.84%, 4/16/2029 (a)	572	571
Series 2023-A, Class D, 6.44%, 4/16/2029 (a)	2,079	2,106
Series 2022-C, Class D, 6.45%, 4/15/2030 (a)	2,859	2,878
Series 2026-B, Class B, 4.59%, 12/16/2030 (a)	9,034	9,013
Series 2026-B, Class C, 4.93%, 7/15/2032 (a)	8,000	7,993
Credit Acceptance Auto Loan Trust
Series 2023-1A, Class B, 7.02%, 5/16/2033 (a)	940	942
Series 2023-2A, Class B, 6.61%, 7/15/2033 (a)	2,675	2,679
Series 2023-1A, Class C, 7.71%, 7/15/2033 (a)	7,000	7,068
Series 2023-3A, Class A, 6.39%, 8/15/2033 (a)	180	180
Series 2023-3A, Class B, 7.09%, 10/17/2033 (a)	1,350	1,360
Series 2023-3A, Class C, 7.62%, 12/15/2033 (a)	5,952	6,072
Series 2023-5A, Class B, 6.71%, 2/15/2034 (a)	4,000	4,048
Series 2024-1A, Class A, 5.68%, 3/15/2034 (a)	10,910	10,945
Series 2023-5A, Class C, 7.30%, 4/17/2034 (a)	8,892	9,104
Series 2024-2A, Class A, 5.95%, 6/15/2034 (a)	7,714	7,778
Series 2024-1A, Class C, 6.71%, 7/17/2034 (a)	15,450	15,700
Series 2024-2A, Class B, 6.11%, 8/15/2034 (a)	8,000	8,136
Series 2024-3A, Class A, 4.68%, 9/15/2034 (a)	9,381	9,398
Series 2024-2A, Class C, 6.70%, 10/16/2034 (a)	5,000	5,140
Series 2024-3A, Class B, 4.85%, 11/15/2034 (a)	9,343	9,345

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2024-3A, Class C, 5.39%, 1/16/2035 (a)	4,000	4,017
Series 2025-1A, Class A, 5.02%, 3/15/2035 (a)	16,800	16,868
Series 2025-1A, Class C, 5.71%, 7/16/2035 (a)	6,615	6,661
Series 2025-2A, Class A, 4.50%, 11/15/2035 (a)	24,100	24,024
Series 2026-1A, Class B, 4.96%, 6/16/2036 (a)	9,900	9,838
Series 2026-1A, Class C, 5.28%, 8/15/2036 (a)	5,555	5,519
Crossroads Asset Trust
Series 2024-A, Class A2, 5.90%, 8/20/2030 (a)	2,366	2,384
Series 2024-A, Class B, 5.94%, 8/20/2030 (a)	3,945	4,008
Series 2025-A, Class A2, 4.91%, 2/20/2032 (a)	2,322	2,334
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 4.60%, 10/25/2034 (b)	19	18
Dec 6.02%, 3/13/2030 ‡ (a)	10,000	10,000
Deephaven Residential Mortgage Trust Series 2026-CES1, Class A1A, 5.31%, 3/25/2061 (a) (c)	15,681	15,620
Dell Equipment Finance Trust Series 2025-1, Class A3, 4.61%, 2/24/2031 (a)	3,250	3,265
Dext ABS LLC Series 2025-1, Class A3, 4.77%, 8/15/2035 (a)	13,625	13,697
DLLAA LLC Series 2025-1A, Class A3, 4.95%, 9/20/2029 (a)	7,800	7,869
Drive Auto Receivables Trust
Series 2024-1, Class B, 5.31%, 1/16/2029	1,708	1,712
Series 2024-2, Class B, 4.52%, 7/16/2029	20,728	20,762
Series 2024-1, Class C, 5.43%, 11/17/2031	7,142	7,225
Series 2024-2, Class C, 4.67%, 5/17/2032	10,137	10,180
Series 2025-2, Class C, 4.39%, 9/15/2032	5,830	5,789
Series 2025-1, Class C, 4.99%, 9/15/2032	7,000	7,040
Series 2025-1, Class D, 5.41%, 9/15/2032	3,800	3,826
Dryden CLO Ltd. (Cayman Islands)
Series 2019-72A, Class ARR, 4.75%, 5/15/2032 (a) (b)	6,457	6,457
Series 2020-86A, Class A1R2, 4.81%, 7/17/2034 (a) (b)	10,000	10,009
Series 2019-68A, Class ARR, 4.77%, 7/15/2035 (a) (b)	2,000	2,000
DT Auto Owner Trust
Series 2023-1A, Class D, 6.44%, 11/15/2028 (a)	1,956	1,975
Series 2023-3A, Class C, 6.40%, 5/15/2029 (a)	4,625	4,654
EFMT Series 2025-CES1, Class A1A, 5.73%, 1/25/2060 (a) (c)	7,437	7,483
EJ Hugoton 5.39%, 10/10/2041 ‡	15,000	15,000
Elara Hgv Timeshare Issuer LLC Series 2025-A, Class A, 4.54%, 1/25/2040 (a)	6,247	6,191
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class A, 1.36%, 8/27/2035 (a)	240	231
Series 2021-A, Class B, 1.74%, 8/27/2035 (a)	329	315
Exeter Automobile Receivables Trust
Series 2023-3A, Class C, 6.21%, 6/15/2028	651	652
Series 2023-5A, Class C, 6.85%, 1/16/2029	6,616	6,676
Series 2022-6A, Class D, 8.03%, 4/6/2029	6,834	6,939
Series 2024-2A, Class C, 5.74%, 5/15/2029	10,659	10,715
Series 2025-1A, Class B, 4.91%, 8/15/2029	3,164	3,177
Series 2023-5A, Class D, 7.13%, 2/15/2030	3,300	3,395
Series 2026-2A, Class B, 4.66%, 1/15/2031	13,777	13,770
Series 2025-4A, Class C, 4.57%, 6/16/2031	3,425	3,413
Series 2025-2A, Class D, 5.89%, 7/15/2031	13,155	13,408
Series 2025-3A, Class C, 5.09%, 10/15/2031	6,250	6,291

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2025-3A, Class D, 5.57%, 10/15/2031	5,000	5,043
Series 2025-4A, Class D, 5.23%, 1/15/2032	6,460	6,459
Series 2025-5A, Class C, 4.68%, 3/15/2032	5,730	5,709
Series 2025-5A, Class D, 5.16%, 3/15/2032	975	975
Series 2026-2A, Class C, 4.91%, 8/16/2032	6,665	6,645
Exeter Select Automobile Receivables Trust Series 2025-3, Class B, 4.42%, 3/15/2032	1,365	1,356
FHF Issuer Trust Series 2024-3A, Class A2, 4.94%, 11/15/2030 (a)	13,632	13,601
FHF Trust Series 2023-1A, Class A2, 6.57%, 6/15/2028 (a)	644	646
FIGRE Trust Series 2025-HE6, Class A, 5.04%, 9/25/2055 (a) (b)	7,662	7,587
First Investors Auto Owner Trust Series 2023-1A, Class B, 6.55%, 12/17/2029 (a)	5,685	5,752
FirstKey Homes Trust
Series 2021-SFR1, Class B, 1.79%, 8/17/2038 (a)	5,165	5,130
Series 2021-SFR1, Class C, 1.89%, 8/17/2038 (a)	4,000	3,972
Series 2021-SFR1, Class D, 2.19%, 8/17/2038 (a)	13,000	12,911
Series 2021-SFR3, Class A, 2.14%, 12/17/2038 (a)	14,895	14,692
Series 2022-SFR1, Class B, 4.49%, 5/19/2039 (a)	5,000	4,972
Series 2022-SFR1, Class C, 4.64%, 5/19/2039 (a)	7,000	6,960
Series 2022-SFR2, Class B, 4.50%, 7/17/2039 (a)	8,337	8,278
Foundation Finance Trust
Series 2021-1A, Class A, 1.27%, 5/15/2041 (a)	4,373	4,174
Series 2025-1A, Class A, 4.95%, 4/15/2050 (a)	8,844	8,837
Series 2025-2A, Class A, 4.67%, 4/15/2052 (a)	1,971	1,962
Series 2025-3A, Class A, 4.56%, 8/15/2052 (a)	9,885	9,773
FRTKL
Series 2021-SFR1, Class A, 1.57%, 9/17/2038 (a)	4,050	4,008
Series 2021-SFR1, Class B, 1.72%, 9/17/2038 (a)	4,960	4,909
Series 2021-SFR1, Class C, 1.92%, 9/17/2038 (a)	5,000	4,948
Galaxy CLO Ltd. (Cayman Islands) Series 2022-30A, Class XR, 4.77%, 1/15/2038 (a) (b)	937	937
GLS Auto Receivables Issuer Trust
Series 2025-2A, Class B, 4.97%, 10/15/2029 (a)	5,000	5,032
Series 2024-1A, Class C, 5.64%, 12/17/2029 (a)	4,925	4,958
Series 2025-4A, Class B, 4.53%, 4/15/2030 (a)	9,855	9,846
Series 2026-1A, Class B, 4.22%, 8/17/2030 (a)	10,500	10,427
Series 2026-2A, Class B, 4.63%, 9/16/2030 (a)	23,000	22,982
Series 2025-2A, Class C, 5.11%, 1/15/2031 (a)	11,500	11,553
Series 2025-2A, Class D, 5.59%, 1/15/2031 (a)	8,750	8,843
GLS Auto Select Receivables Trust
Series 2023-1A, Class A3, 5.96%, 10/16/2028 (a)	1,602	1,610
Series 2023-1A, Class B, 6.09%, 3/15/2029 (a)	3,400	3,444
Series 2024-3A, Class A2, 5.59%, 10/15/2029 (a)	2,398	2,418
Series 2024-4A, Class A2, 4.43%, 12/17/2029 (a)	3,963	3,969
Series 2024-1A, Class A2, 5.24%, 3/15/2030 (a)	2,462	2,474
Series 2024-1A, Class B, 5.32%, 3/15/2030 (a)	2,000	2,019
Series 2024-1A, Class C, 5.69%, 3/15/2030 (a)	973	990
GoldenTree Loan Management US CLO Ltd. (Cayman Islands) Series 2020-8A, Class ARR, 4.83%, 10/20/2034 (a) (b)	1,900	1,901
Goldman Home Improvement Trust Issuer Trust Series 2021-GRN2, Class A, 1.15%, 6/25/2051 (a)	1,892	1,862
GoodLeap Home Improvement Solutions Trust
Series 2025-3A, Class A, 5.00%, 10/20/2049 (a)	15,132	14,974

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2026-1A, Class A, 5.31%, 12/20/2049 (a)	14,004	13,949
GreatAmerica Leasing Receivables Funding LLC
Series 2025-1, Class A2, 4.52%, 10/15/2027 (a)	2,378	2,382
Series 2025-1, Class A3, 4.49%, 4/16/2029 (a)	6,616	6,627
Series 2025-1, Class A4, 4.58%, 1/15/2032 (a)	5,138	5,151
GreenSky Home Improvement Issuer Trust
Series 2024-2, Class A4, 5.15%, 10/27/2059 (a)	369	370
Series 2025-1A, Class A2, 5.12%, 3/25/2060 (a)	959	962
Series 2025-3A, Class A2, 4.59%, 12/27/2060 (a)	14,805	14,718
GreenSky Home Improvement Trust Series 2024-1, Class A2, 5.88%, 6/25/2059 (a)	282	283
GS Mortgage-Backed Securities Trust
Series 2025-CES1, Class A1A, 5.57%, 5/25/2055 (a) (c)	3,798	3,813
Series 2026-CES1, Class A1, 4.90%, 5/25/2056 (a) (c)	7,540	7,477
Series 2026-CES2, Class A1A, 5.23%, 6/25/2056 (a) (c)	11,256	11,209
Series 2026-CES3, Class A1A, 5.36%, 9/25/2056 (a) (c)	27,691	27,691
Series 2025-SL1, Class A1, 5.85%, 11/25/2067 (a) (b)	17,647	17,741
Harley-Davidson Motorcycle Trust
Series 2024-A, Class A3, 5.37%, 3/15/2029	9,211	9,275
Series 2024-B, Class A3, 4.31%, 7/16/2029	7,295	7,304
Hertz Vehicle Financing LLC
Series 2023-3A, Class A, 5.94%, 2/25/2028 (a)	10,600	10,684
Series 2023-2A, Class A, 5.57%, 9/25/2029 (a)	7,000	7,109
Series 2025-3A, Class A, 5.06%, 12/26/2029 (a)	12,750	12,823
Series 2025-3A, Class B, 5.59%, 12/26/2029 (a)	3,000	3,008
Hertz Vehicle Financing LP Series 2021-2A, Class B, 2.12%, 12/27/2027 (a)	3,650	3,615
Hilton Grand Vacations Trust
Series 2023-1A, Class A, 5.72%, 1/25/2038 (a)	1,019	1,032
Series 2024-2A, Class A, 5.50%, 3/25/2038 (a)	882	894
Series 2020-AA, Class A, 2.74%, 2/25/2039 (a)	96	95
Series 2024-3A, Class A, 4.98%, 8/27/2040 (a)	6,104	6,127
Series 2025-1A, Class A, 4.88%, 5/27/2042 (a)	2,239	2,241
Series 2026-1A, Class A, 4.67%, 2/25/2043 (a)	7,578	7,552
Series 2026-1A, Class B, 5.01%, 2/25/2043 (a)	5,198	5,184
Series 2025-2A, Class A, 4.54%, 5/25/2044 (a)	7,611	7,591
Series 2025-3EXT, Class A, 4.56%, 10/25/2044 (a)	21,535	21,336
Series 2025-3EXT, Class B, 4.90%, 10/25/2044 (a)	5,211	5,172
Home Partners of America Trust
Series 2021-2, Class A, 1.90%, 12/17/2026 (a)	928	914
Series 2021-2, Class B, 2.30%, 12/17/2026 (a)	18,228	17,973
Series 2022-1, Class D, 4.73%, 4/17/2039 (a)	16,207	16,053
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B2, 5.03%, 5/20/2032 (a) (b)	6,401	6,418
Series 2024-2, Class B1, 5.44%, 10/20/2032 (a)	2,613	2,632
Series 2025-2, Class B1, 4.84%, 9/20/2033 (a)	10,045	10,039
Hyundai Auto Lease Securitization Trust
Series 2024-A, Class A4, 5.07%, 2/15/2028 (a)	3,340	3,342
Series 2026-B, Class A3, 4.21%, 4/16/2029 (a)	17,957	17,922
Identity Digital Capital LLC 6.79%, 3/20/2065 ‡	15,000	14,940

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Invitation Homes Trust Series 2024-SFR1, Class A, 4.00%, 9/17/2041 (a)	5,535	5,387
Jamestown CLO Ltd. (Cayman Islands) Series 2021-17A, Class AR, 4.87%, 1/25/2035 (a) (b)	11,500	11,502
JBHP 5.39%, 12/15/2041 ‡	6,000	6,000
John Deere Owner Trust Series 2024-C, Class A4, 4.15%, 8/15/2031	6,830	6,805
KKR Static CLO Ltd. (Cayman Islands) Series 2022-1A, Class AR2, 4.66%, 7/20/2031 (a) (b)	5,649	5,647
Lendbuzz Securitization Trust Series 2023-2A, Class A2, 7.09%, 10/16/2028 (a)	668	674
Lending Funding Trust Series 2020-2A, Class A, 2.32%, 4/21/2031 (a)	6,894	6,832
Lendmark Funding Trust
Series 2021-1A, Class A, 1.90%, 11/20/2031 (a)	23,461	23,036
Series 2021-2A, Class A, 2.00%, 4/20/2032 (a)	11,888	11,559
Series 2024-2A, Class A, 4.47%, 2/21/2034 (a)	8,625	8,582
Series 2025-2A, Class A, 4.78%, 10/20/2034 (a)	12,101	12,070
Series 2025-3A, Class A, 4.51%, 5/21/2035 (a)	13,985	13,791
Series 2025-3A, Class C, 5.04%, 5/21/2035 (a)	2,000	1,955
Series 2026-1A, Class A, 4.80%, 11/20/2035 (a)	20,272	20,165
Series 2026-1A, Class B, 5.09%, 11/20/2035 (a)	4,000	3,978
Liberty 7.25%, 5/14/2031 ‡	20,000	20,017
M&T Bank RV Trust Series 2026-1A, Class A, 4.35%, 1/15/2046 (a)	18,555	18,329
M&T Equipment Notes Series 2023-1A, Class A3, 5.74%, 7/15/2030 (a)	2,364	2,371
Madison Park Funding Ltd. (Cayman Islands) Series 13A, Class AR2, 4.59%, 11/21/2030 (a) (b)	7,587	7,586
Magnetite Ltd. (Cayman Islands) Series 2019-23A, Class AR2, 4.66%, 1/25/2035 (a) (b)	4,500	4,502
Marble Point CLO Ltd. (Cayman Islands) Series 2019-1A, Class A1R2, 4.71%, 7/23/2032 (a) (b)	6,715	6,716
Mariner Finance Issuance Trust
Series 2021-AA, Class A, 1.86%, 3/20/2036 (a)	11,608	11,467
Series 2024-AA, Class A, 5.13%, 9/22/2036 (a)	13,441	13,519
Series 2021-BA, Class A, 2.10%, 11/20/2036 (a)	3,400	3,332
Series 2025-AA, Class B, 5.33%, 5/20/2038 (a)	1,500	1,507
Series 2025-AA, Class C, 5.69%, 5/20/2038 (a)	2,720	2,734
Series 2026-AA, Class A, 5.01%, 5/20/2039 (a)	5,123	5,137
Series 2026-AA, Class C, 5.66%, 5/20/2039 (a)	9,740	9,788
Merchants Fleet Funding LLC
Series 2023-1A, Class A, 7.21%, 5/20/2036 (a)	2,459	2,472
Series 2024-1A, Class A, 5.82%, 4/20/2037 (a)	13,433	13,511
Series 2025-1A, Class A, 4.49%, 1/20/2039 (a)	16,375	16,388
Mercury Financial Credit Card Master Trust Series 2026-1A, Class A, 5.34%, 2/20/2032 (a)	30,190	30,163
MVW LLC
Series 2020-1A, Class A, 1.74%, 10/20/2037 (a)	451	449
Series 2024-2A, Class A, 4.43%, 3/20/2042 (a)	5,037	5,017
Series 2026-1A, Class A, 4.67%, 3/20/2043 (a)	12,613	12,540
Series 2026-1A, Class B, 4.97%, 3/20/2043 (a)	5,912	5,886
Series 2025-2A, Class A, 4.48%, 10/20/2044 (a)	15,606	15,480
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands)
Series 2021-41A, Class AR, 4.72%, 4/15/2034 (a) (b)	15,000	15,016
Series 2021-42A, Class AR, 4.63%, 7/16/2036 (a) (b)	17,250	17,226
New Economy Assets-Phase 1 Sponsor LLC Series 2021-1, Class A1, 1.91%, 10/20/2061 (a)	1,816	1,514
Nexus Nova 6.50%, 11/8/2028 ‡	10,000	10,000
NMABS Issuer LLC Series 2025-1A, Class A, 5.14%, 11/22/2055 (a)	23,317	22,681
NMEF Funding LLC Series 2023-A, Class A2, 6.57%, 6/17/2030 (a)	442	443

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
NRZ Excess Spread-Collateralized Notes Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (a)	1,840	1,822
Octane Receivables Trust
Series 2023-1A, Class B, 5.96%, 7/20/2029 (a)	1,096	1,098
Series 2022-2A, Class D, 7.70%, 2/20/2030 (a)	9,000	9,146
Series 2024-1A, Class A2, 5.68%, 5/20/2030 (a)	3,385	3,400
Series 2025-1A, Class A2, 4.25%, 2/20/2031 (a)	8,322	8,319
Series 2024-2A, Class B, 5.77%, 7/20/2032 (a)	2,000	2,023
Series 2024-2A, Class C, 5.90%, 7/20/2032 (a)	2,500	2,542
OnDeck Asset Securitization Trust LLC Series 2023-1A, Class A, 7.00%, 8/19/2030 (a)	5,850	5,872
OneMain Direct Auto Receivables Trust Series 2026-1A, Class A, 4.49%, 12/14/2033 (a)	37,000	36,660
Oportun Issuance Trust
Series 2021-B, Class B, 1.96%, 5/8/2031 (a)	664	654
Series 2021-C, Class A, 2.18%, 10/8/2031 (a)	3,955	3,903
Series 2025-B, Class A, 4.88%, 5/9/2033 (a)	5,000	5,005
Series 2025-C, Class B, 4.93%, 7/8/2033 (a)	10,500	10,462
Series 2025-C, Class C, 5.18%, 7/8/2033 (a)	4,250	4,218
Series 2026-A, Class B, 5.06%, 1/9/2034 (a)	11,320	11,280
Palmer Square Loan Funding Ltd. (Cayman Islands)
Series 2023-2A, Class A1R, 4.72%, 1/25/2032 (a) (b)	6,396	6,396
Series 2025-1A, Class A1, 4.45%, 2/15/2033 (a) (b)	16,465	16,448
PEAC Solutions Receivables LLC
Series 2024-2A, Class A2, 4.74%, 4/20/2027 (a)	1,925	1,928
Series 2024-1A, Class A2, 5.79%, 6/21/2027 (a)	3,670	3,687
Series 2026-1A, Class A2, 4.27%, 10/20/2028 (a)	5,575	5,570
Series 2025-1A, Class A2, 4.94%, 10/20/2028 (a)	12,434	12,483
Series 2024-2A, Class A3, 4.65%, 10/20/2031 (a)	3,500	3,508
Series 2025-1A, Class A3, 5.04%, 7/20/2032 (a)	5,000	5,044
PFP Ltd. (Cayman Islands)
Series 2026-14, Class A, 4.97%, 12/18/2043 (a) (b) (d)	9,333	9,333
Series 2026-14, Class AS, 5.30%, 12/18/2043 (a) (b) (d)	13,300	13,300
Post Road Equipment Finance LLC
Series 2024-1A, Class A2, 5.59%, 11/15/2029 (a)	1,314	1,316
Series 2025-1A, Class A2, 4.90%, 5/15/2031 (a)	5,689	5,720
Series 2026-1A, Class A2, 4.47%, 1/18/2033 (a)	13,545	13,540
Series 2026-1A, Class B, 4.91%, 2/15/2033 (a)	2,665	2,659
PowerPay Issuance Trust
Series 2024-1A, Class A, 6.53%, 2/18/2039 (a)	1,547	1,571
Series 2025-1A, Class A, 5.23%, 11/18/2041 (a)	1,422	1,416
Progress Residential Trust
Series 2021-SFR6, Class A, 1.52%, 7/17/2038 (a)	7,214	7,183
Series 2021-SFR6, Class B, 1.75%, 7/17/2038 (a)	17,500	17,425
Series 2021-SFR8, Class B, 1.68%, 10/17/2038 (a)	9,000	8,898
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 (a)	4,650	4,601
Series 2022-SFR6, Class B, 5.00%, 7/20/2039 (a)	4,000	3,985
Series 2021-SFR9, Class B, 2.26%, 11/17/2040 (a)	5,000	4,697
Series 2021-SFR10, Class B, 2.72%, 12/17/2040 (a)	4,137	3,900
Series 2024-SFR2, Class C, 3.40%, 4/17/2041 (a) (b)	14,000	13,222
Series 2024-SFR3, Class C, 3.50%, 6/17/2041 (a)	8,500	8,025

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2024-SFR4, Class A, 3.10%, 7/17/2041 (a)	30,605	29,005
Series 2024-SFR5, Class A, 3.00%, 8/17/2041 (a)	15,535	14,656
Series 2025-SFR2, Class A, 3.31%, 4/17/2042 (a)	5,659	5,335
Series 2025-SFR3, Class A, 3.39%, 7/17/2042 (a)	19,000	17,901
Series 2025-SFR5, Class A, 3.85%, 10/17/2042 (a)	8,966	8,576
Series 2025-SFR6, Class A, 4.00%, 12/17/2042 (a)	7,150	6,870
Series 2025-SFR6, Class C, 4.00%, 12/17/2042 (a)	8,338	7,826
Series 2026-SFR1, Class A, 3.85%, 2/17/2043 (a)	11,484	10,923
Series 2026-SFR2, Class A, 4.24%, 5/17/2043 (a)	10,476	10,113
Purchasing Power Funding LLC Series 2026-A, Class A, 4.37%, 8/15/2030 (a)	15,360	15,239
Purewest ABS Issuer LLC Series 2025-1, Class A1, 5.69%, 4/5/2040 (a)	16,659	16,689
RCKT Mortgage Trust
Series 2024-CES7, Class A1A, 5.16%, 10/25/2044 (a) (c)	6,538	6,531
Series 2026-CES2, Class A1A, 4.76%, 2/25/2056 (a) (c)	26,474	26,195
Series 2026-CES4, Class A1A, 5.12%, 4/25/2056 (a) (c)	20,303	20,244
Reach ABS Trust
Series 2025-1A, Class A, 4.96%, 8/16/2032 (a)	1,552	1,554
Series 2026-1A, Class B, 4.37%, 2/15/2033 (a)	8,657	8,616
Series 2026-2A, Class B, 4.81%, 2/15/2035 (a)	13,533	13,537
Regional Management Issuance Trust Series 2021-2, Class A, 1.90%, 8/15/2033 (a)	8,103	7,909
Republic Finance Issuance Trust Series 2024-B, Class A, 5.42%, 11/20/2037 (a)	14,486	14,573
Research-Driven Pagaya Motor Asset Trust
Series 2026-1A, Class A3, 4.86%, 1/25/2035 (a)	12,533	12,454
Series 2026-2A, Class A2, 4.84%, 2/26/2035 (a)	30,750	30,772
Series 2026-2A, Class A3, 5.38%, 2/26/2035 (a)	10,000	10,015
Series 2026-3A, Class A2, 4.85%, 3/26/2035 (a)	35,154	35,150
Research-Driven Pagaya Motor Trust Series 2025-6A, Class A3, 5.01%, 8/25/2034 (a)	5,000	4,988
RKTL Series 2026-1A, Class B, 4.33%, 2/26/2035 (a)	10,970	10,882
Santander Bank Auto Credit-Linked Notes
Series 2024-A, Class A2, 5.61%, 6/15/2032 (a)	1,397	1,415
Series 2024-A, Class B, 5.62%, 6/15/2032 (a)	2,027	2,047
Series 2024-A, Class C, 5.82%, 6/15/2032 (a)	4,941	4,986
Series 2024-A, Class D, 6.11%, 6/15/2032 (a)	1,520	1,533
Series 2023-B, Class D, 6.66%, 12/15/2033 (a)	1,105	1,119
Santander Drive Auto Receivables Trust
Series 2023-4, Class B, 5.77%, 12/15/2028	5,423	5,453
Series 2023-6, Class B, 5.98%, 4/16/2029	2,392	2,411
Series 2022-3, Class C, 4.49%, 8/15/2029	6,201	6,205
Series 2024-4, Class B, 4.93%, 9/17/2029	817	821
Series 2022-4, Class C, 5.00%, 11/15/2029	12,642	12,678
Series 2023-3, Class C, 5.77%, 11/15/2030	4,000	4,047
Series 2022-5, Class D, 5.67%, 12/16/2030	14,791	14,877
Series 2024-5, Class C, 4.78%, 1/15/2031	2,249	2,260
Series 2022-6, Class D, 5.69%, 2/18/2031	10,600	10,668
Series 2023-5, Class C, 6.43%, 2/18/2031	6,750	6,911
Series 2025-1, Class B, 4.88%, 3/17/2031	3,900	3,918
Series 2025-1, Class C, 5.04%, 3/17/2031	4,600	4,633
Series 2025-1, Class D, 5.43%, 3/17/2031	7,234	7,314

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2025-2, Class B, 4.87%, 5/15/2031	8,840	8,897
Series 2025-2, Class D, 5.47%, 5/15/2031	3,800	3,840
Series 2024-2, Class D, 6.28%, 8/15/2031	4,700	4,816
Series 2024-4, Class D, 5.32%, 12/15/2031	3,448	3,471
Series 2023-4, Class C, 6.04%, 12/15/2031	14,925	15,210
Series 2025-4, Class C, 4.52%, 1/15/2032	5,000	4,981
Series 2026-1, Class C, 4.26%, 4/15/2032	4,250	4,199
SBNA Auto Lease Trust
Series 2024-B, Class A3, 5.56%, 11/22/2027 (a)	588	589
Series 2024-B, Class A4, 5.55%, 12/20/2028 (a)	9,000	9,042
Series 2024-A, Class A4, 5.24%, 1/22/2029 (a)	1,045	1,046
SBNA Auto Receivables Trust Series 2024-A, Class D, 6.04%, 4/15/2030 (a)	2,000	2,028
SCF Equipment Leasing LLC
Series 2025-1A, Class A2, 4.82%, 7/22/2030 (a)	2,797	2,804
Series 2024-1A, Class A3, 5.52%, 1/20/2032 (a)	6,561	6,646
Series 2023-1A, Class A3, 6.17%, 5/20/2032 (a)	854	857
Series 2025-2A, Class A3, 4.33%, 6/20/2036 (a)	5,400	5,366
Series 2025-2A, Class B, 4.51%, 6/20/2036 (a)	10,990	10,813
Sierra Timeshare Receivables Funding LLC
Series 2022-3A, Class B, 6.32%, 7/20/2039 (a)	488	494
Series 2022-2A, Class B, 5.04%, 6/20/2040 (a)	244	244
Series 2022-2A, Class C, 6.36%, 6/20/2040 (a)	244	245
Series 2024-2A, Class A, 5.14%, 6/20/2041 (a)	4,175	4,184
Series 2025-1A, Class A, 4.81%, 1/21/2042 (a)	2,724	2,719
Series 2026-1A, Class A, 4.56%, 12/22/2042 (a)	10,421	10,353
Series 2025-3A, Class A, 4.44%, 8/22/2044 (a)	4,283	4,281
Southwick Park CLO LLC (Cayman Islands) Series 2019-4A, Class A1RR, 4.68%, 7/20/2032 (a) (b)	3,117	3,118
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-CA, Class A3, 4.11%, 4/20/2029 (a)	22,500	22,381
Stonepeak ABS Series 2021-1A, 2.30%, 2/28/2033 ‡ (a)	2,726	2,677
Stream Innovations Issuer Trust
Series 2024-2A, Class A, 5.21%, 2/15/2045 (a)	3,166	3,168
Series 2025-1A, Class A, 5.05%, 9/15/2045 (a)	10,510	10,495
Series 2025-1A, Class B, 5.48%, 9/15/2045 (a)	1,517	1,520
Series 2026-1A, Class A, 4.78%, 8/15/2046 (a)	30,154	29,760
Symphony CLO Ltd. (Cayman Islands)
Series 2018-19A, Class A, 4.90%, 4/16/2031 (a) (b)	62	62
Series 2015-16A, Class ARR, 4.87%, 10/15/2031 (a) (b)	328	328
Series 2018-20A, Class AR2, 4.78%, 1/16/2032 (a) (b)	4,791	4,790
Series 2020-23A, Class AR2, 4.57%, 1/15/2034 (a) (b)	8,215	8,214
Series 2021-25A, Class AR, 4.73%, 4/19/2034 (a) (b)	1,800	1,801
TCI-Flatiron CLO Ltd. (Cayman Islands) Series 2018-1A, Class AR2, 4.62%, 7/29/2035 (a) (b)	8,383	8,386
TCI-Symphony CLO Ltd. (Cayman Islands) Series 2016-1A, Class AR2, 4.95%, 10/13/2032 (a) (b)	321	321
Tesla Auto Lease Trust
Series 2024-A, Class A3, 5.30%, 6/21/2027 (a)	2,166	2,169
Series 2024-B, Class A3, 4.82%, 10/20/2027 (a)	5,591	5,602
Tesla Lease Electric Vehicle Securitization LLC
Series 2025-A, Class A2, 4.14%, 6/20/2028 (a)	3,872	3,871
Series 2025-A, Class A3, 4.27%, 11/20/2028 (a)	10,140	10,125

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2025-A, Class A4, 4.37%, 5/21/2029 (a)	2,800	2,797
Towd Point Mortgage Trust
Series 2026-FIX1, Class A1, 4.98%, 12/25/2065 (a) (c)	9,095	9,028
Series 2026-CES1, Class A1, 4.96%, 1/25/2066 (a) (c)	6,722	6,674
Series 2026-CES2, Class A1A, 4.72%, 2/25/2066 (a) (c)	23,296	22,992
Series 2026-FIX2, Class A1A, 5.31%, 4/25/2066 (a) (c)	37,918	37,812
Tricon Residential Trust
Series 2021-SFR1, Class A, 1.94%, 7/17/2038 (a)	1,788	1,781
Series 2021-SFR1, Class B, 2.24%, 7/17/2038 (a)	4,100	4,084
Series 2024-SFR2, Class A, 4.75%, 6/17/2040 (a)	11,359	11,301
UPG HI Issuer Trust
Series 2025-2, Class A, 5.00%, 9/25/2047 (a)	8,738	8,717
Series 2026-1, Class A, 5.03%, 2/25/2048 (a)	12,752	12,722
Upstart Securitization Trust
Series 2025-1, Class A, 5.45%, 4/20/2035 (a)	7,595	7,635
Series 2025-3, Class A2, 4.60%, 9/20/2035 (a)	7,530	7,530
Series 2025-4, Class A2, 4.56%, 11/20/2035 (a)	22,615	22,615
Series 2026-2, Class A2, 4.54%, 5/20/2036 (a)	8,890	8,887
UPSTART Securitization Trust Series 2026-1, Class A2, 4.30%, 3/20/2036 (a)	5,000	4,988
US Bank NA Series 2023-1, Class B, 6.79%, 8/25/2032 (a)	4,302	4,332
Verdant Receivables LLC
Series 2024-1A, Class A2, 5.68%, 12/12/2031 (a)	2,827	2,867
Series 2025-1A, Class A3, 4.96%, 5/12/2033 (a)	11,300	11,377
Veros Auto Receivables Trust
Series 2026-1, Class A, 4.53%, 8/15/2028 (a)	3,538	3,538
Series 2025-1, Class A, 5.31%, 9/15/2028 (a)	1,653	1,658
Series 2023-1, Class C, 8.32%, 11/15/2028 (a)	1,420	1,435
Volkswagen Auto Lease Trust Series 2026-A, Class A3, 4.17%, 3/20/2029	16,575	16,519
VOLT C LLC Series 2021-NPL9, Class A1, 5.99%, 5/25/2051 (a) (c)	1,090	1,090
VOLT XCV LLC Series 2021-NPL4, Class A1, 6.24%, 3/27/2051 (a) (c)	277	277
Volvo Financial Equipment LLC
Series 2024-1A, Class A3, 4.29%, 10/16/2028 (a)	11,818	11,829
Series 2025-1A, Class A3, 4.46%, 5/15/2029 (a)	8,108	8,130
VStrong Auto Receivables Trust Series 2023-A, Class B, 7.11%, 2/15/2030 (a)	3,019	3,061
Western Funding Auto Loan Trust Series 2025-1, Class A, 4.75%, 7/16/2035 (a)	8,635	8,662
Westgate Resorts LLC
Series 2024-1A, Class A, 6.06%, 1/20/2038 (a)	4,788	4,841
Series 2024-1A, Class B, 6.56%, 1/20/2038 (a)	3,458	3,488
Series 2026-1A, Class A, 5.19%, 10/20/2039 (a)	4,755	4,755
Series 2026-1A, Class B, 5.47%, 10/20/2039 (a)	14,265	14,252
Westlake Automobile Receivables Trust
Series 2023-3A, Class C, 6.02%, 9/15/2028 (a)	5,299	5,323
Series 2023-4A, Class C, 6.64%, 11/15/2028 (a)	5,000	5,046
Series 2023-1A, Class D, 6.79%, 11/15/2028 (a)	3,500	3,547
Series 2023-2A, Class D, 7.01%, 11/15/2028 (a)	6,725	6,802
Series 2024-3A, Class C, 4.92%, 11/15/2029 (a)	6,800	6,832
Series 2025-1A, Class D, 5.54%, 11/15/2030 (a)	2,750	2,779
Series 2025-3A, Class C, 4.68%, 7/15/2031 (a)	4,800	4,793

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Wheels Fleet Lease Funding LLC
Series 2024-1A, Class A1, 5.49%, 2/18/2039 (a)	5,941	5,993
Series 2026-1A, Class A3, 4.39%, 4/18/2039 (a)	7,708	7,678
Wingspire Equipment Finance LLC Series 2024-1A, Class A2, 4.99%, 9/20/2032 (a)	6,346	6,369
World Omni Automobile Lease Securitization Trust Series 2026-A, Class A3, 4.14%, 5/15/2029	10,800	10,747
Total Asset-Backed Securities (Cost $3,406,563)		3,410,039
Corporate Bonds — 23.3%
Automobiles — 1.0%
BMW US Capital LLC (Germany) 4.40%, 3/19/2029 (a)	32,080	32,004
Hyundai Capital America
3.00%, 2/10/2027 (a)	5,806	5,750
5.28%, 6/24/2027 (a)	12,355	12,460
4.90%, 6/23/2028 (a)	10,000	10,048
5.30%, 6/24/2029 (a)	10,000	10,161
4.55%, 9/26/2029 (a)	18,395	18,327
Volkswagen Group of America Finance LLC (Germany)
4.95%, 3/25/2027 (a)	20,000	20,101
4.45%, 9/11/2027 (a)	18,545	18,522
		127,373
Banks — 14.6%
ABN AMRO Bank NV (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.47%, 12/13/2029 (a) (e)	3,100	2,942
AIB Group plc (Ireland)
(SOFR + 2.33%), 6.61%, 9/13/2029 (a) (e)	14,120	14,718
(SOFR + 1.65%), 5.32%, 5/15/2031 (a) (e)	14,630	14,854
Banco Bilbao Vizcaya Argentaria SA (Spain) 4.15%, 3/3/2029	15,800	15,603
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (e)	5,000	4,961
6.61%, 11/7/2028	8,200	8,585
4.60%, 4/15/2029	65,000	64,777
Bank of America Corp.
(3-MONTH CME TERM SOFR + 1.77%), 3.71%, 4/24/2028 (e)	6,558	6,520
Series FIX, (SOFR + 0.83%), 4.98%, 1/24/2029 (e)	14,935	15,052
(SOFR + 1.63%), 5.20%, 4/25/2029 (e)	51,100	51,741
(SOFR + 1.11%), 4.62%, 5/9/2029 (e)	23,220	23,275
(SOFR + 1.57%), 5.82%, 9/15/2029 (e)	24,600	25,261
(SOFR + 0.87%), 4.48%, 4/23/2030 (e)	31,580	31,440
Bank of Ireland Group plc (Ireland) (SOFR + 1.62%), 5.60%, 3/20/2030 (a) (e)	8,870	9,058
Bank of Montreal (Canada)
5.27%, 12/11/2026	10,410	10,476
Series f2f, (SOFR + 0.88%), 4.57%, 9/10/2027 (e)	23,025	23,034
Series J, (SOFR + 0.89%), 4.34%, 3/19/2030 (e)	25,580	25,428
Bank of New Zealand (New Zealand) 4.85%, 2/7/2028 (a)	15,120	15,248
Bank of Nova Scotia (The) (Canada)
5.35%, 12/7/2026	16,400	16,504
(SOFR + 1.00%), 4.40%, 9/8/2028 (e)	20,120	20,123

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Banque Federative du Credit Mutuel SA (France) 5.09%, 1/23/2027 (a)	11,975	12,033
Barclays plc (United Kingdom)
(SOFR + 1.49%), 5.67%, 3/12/2028 (e)	20,355	20,534
(SOFR + 1.34%), 4.84%, 9/10/2028 (e)	13,245	13,291
(SOFR + 0.93%), 4.22%, 5/24/2030 (e)	14,710	14,479
BNP Paribas SA (France)
(SOFR + 1.45%), 4.79%, 5/9/2029 (a) (e)	30,055	30,094
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.34%, 6/12/2029 (a) (e)	12,000	12,171
(SOFR + 1.28%), 5.28%, 11/19/2030 (a) (e)	22,355	22,694
BPCE SA (France)
3.50%, 10/23/2027 (a)	24,789	24,465
(SOFR + 1.96%), 5.72%, 1/18/2030 (a) (e)	21,600	22,068
CaixaBank SA (Spain)
(SOFR + 2.08%), 6.68%, 9/13/2027 (a) (e)	18,495	18,608
(SOFR + 2.70%), 6.21%, 1/18/2029 (a) (e)	41,073	42,120
(SOFR + 1.14%), 4.63%, 7/3/2029 (a) (e)	10,000	10,004
(SOFRINDX + 1.78%), 5.67%, 3/15/2030 (a) (e)	21,026	21,533
Canadian Imperial Bank of Commerce (Canada)
(SOFR + 0.93%), 4.51%, 9/11/2027 (e)	19,135	19,140
5.00%, 4/28/2028	17,230	17,423
(SOFR + 1.03%), 4.86%, 3/30/2029 (e)	19,485	19,613
Citigroup, Inc.
(SOFR + 1.14%), 4.64%, 5/7/2028 (e)	37,875	37,962
(SOFR + 0.87%), 4.79%, 3/4/2029 (e)	15,235	15,305
(SOFR + 1.36%), 5.17%, 2/13/2030 (e)	27,965	28,369
(SOFR + 1.46%), 4.95%, 5/7/2031 (e)	12,830	12,915
Cooperatieve Rabobank UA (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.56%, 2/28/2029 (a) (e)	9,495	9,659
Credit Agricole SA (France)
(SOFR + 1.13%), 5.23%, 1/9/2029 (a) (e)	17,180	17,353
(SOFR + 1.86%), 6.32%, 10/3/2029 (a) (e)	8,895	9,217
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (a) (e)	22,155	22,720
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 4.61%, 10/2/2030 (a) (e)	6,340	6,307
DNB Bank ASA (Norway) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 1.61%, 3/30/2028 (a) (e)	20,942	20,465
Federation des Caisses Desjardins du Quebec (Canada) 5.25%, 4/26/2029 (a)	15,410	15,717
HSBC Holdings plc (United Kingdom)
(SOFR + 1.57%), 5.89%, 8/14/2027 (e)	15,380	15,423
(SOFR + 1.06%), 5.60%, 5/17/2028 (e)	18,740	18,943
(SOFR + 1.04%), 5.13%, 11/19/2028 (e)	19,840	19,989
(SOFR + 1.03%), 4.90%, 3/3/2029 (e)	32,870	33,046
(SOFR + 1.97%), 6.16%, 3/9/2029 (e)	10,000	10,262
(SOFR + 1.46%), 5.55%, 3/4/2030 (e)	10,000	10,210
(SOFR + 0.99%), 4.40%, 3/10/2030 (e)	14,510	14,383
(SOFR + 0.94%), 4.71%, 5/12/2030 (e)	17,320	17,284

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
ING Groep NV (Netherlands)
(SOFR + 1.01%), 4.86%, 3/25/2029 (e)	22,300	22,433
Series VAR, (SOFRINDX + 1.26%), 4.80%, 3/23/2032 (e)	31,530	31,387
KBC Group NV (Belgium)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 5.80%, 1/19/2029 (a) (e)	5,645	5,757
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 4.93%, 10/16/2030 (a) (e)	18,155	18,243
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.48%), 5.99%, 8/7/2027 (e)	16,745	16,794
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 5.87%, 3/6/2029 (e)	13,210	13,510
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 4.82%, 6/13/2029 (e)	20,220	20,332
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.60%), 4.24%, 2/10/2030 (e)	18,340	18,138
Mitsubishi UFJ Financial Group, Inc. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.78%), 4.59%, 4/18/2030 (e)	14,220	14,194
Mizuho Bank Ltd. (Japan) 4.40%, 4/16/2029 (a)	28,190	28,227
Morgan Stanley Bank NA
(SOFR + 0.68%), 4.45%, 10/15/2027 (e)	32,680	32,701
(SOFR + 0.93%), 4.97%, 7/14/2028 (e)	6,720	6,762
(SOFRINDX + 0.97%), 4.79%, 5/10/2030 (e)	17,540	17,590
Morgan Stanley Private Bank NA (SOFR + 0.78%), 4.20%, 11/17/2028 (e)	50,395	50,248
National Bank of Canada (Canada) (SOFRINDX + 0.76%), 4.17%, 1/20/2029 (e)	30,000	29,869
NatWest Markets plc (United Kingdom)
4.79%, 3/21/2028 (a)	15,580	15,686
4.65%, 3/27/2029 (a)	24,310	24,357
5.41%, 5/17/2029 (a)	15,350	15,684
Royal Bank of Canada (Canada)
(SOFR + 0.79%), 5.07%, 7/23/2027 (e)	21,930	21,955
(SOFRINDX + 0.81%), 4.72%, 3/27/2028 (e)	28,810	28,925
(SOFRINDX + 0.86%), 4.52%, 10/18/2028 (e)	23,060	23,122
(SOFR + 0.84%), 4.40%, 4/17/2030 (e)	20,320	20,207
Santander UK Group Holdings plc (United Kingdom) (SOFRINDX + 1.07%), 4.32%, 9/22/2029 (e)	13,625	13,507
Skandinaviska Enskilda Banken AB (Sweden) 5.38%, 3/5/2029 (a)	15,980	16,319
Societe Generale SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (a) (e)	2,059	2,058
(SOFR + 1.42%), 5.25%, 5/22/2029 (a) (e)	30,415	30,707
(SOFR + 1.10%), 4.45%, 4/12/2030 (a) (e)	30,335	29,999
Standard Chartered plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.69%, 5/14/2028 (a) (e)	33,120	33,448
Sumitomo Mitsui Trust Bank Ltd. (Japan) 4.45%, 9/10/2027 (a)	23,220	23,280
Toronto-Dominion Bank (The) (Canada)
4.86%, 1/31/2028	21,905	22,060
4.57%, 6/2/2028	27,260	27,341
Wells Fargo & Co.
(SOFR + 1.51%), 3.53%, 3/24/2028 (e)	14,645	14,544
(SOFR + 1.07%), 5.71%, 4/22/2028 (e)	23,760	24,031
(SOFR + 1.98%), 4.81%, 7/25/2028 (e)	14,025	14,068
(SOFR + 1.37%), 4.97%, 4/23/2029 (e)	22,970	23,143
(SOFR + 0.72%), 4.58%, 5/20/2029 (e)	32,170	32,155

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.74%), 5.57%, 7/25/2029 (e)	16,450	16,774
(SOFR + 1.79%), 6.30%, 10/23/2029 (e)	7,920	8,224
(SOFR + 0.74%), 4.18%, 1/23/2030 (e)	19,640	19,439
Westpac New Zealand Ltd. (New Zealand)
5.13%, 2/26/2027 (a)	10,695	10,774
4.90%, 2/15/2028 (a)	8,935	9,010
		1,902,401
Capital Markets — 3.3%
Bank of New York Mellon Corp. (The) (SOFR + 0.84%), 4.89%, 7/21/2028 (e)	21,905	22,051
Deutsche Bank AG (Germany)
(SOFR + 1.22%), 2.31%, 11/16/2027 (e)	4,997	4,947
(SOFR + 1.59%), 5.71%, 2/8/2028 (e)	6,000	6,050
5.41%, 5/10/2029	5,235	5,369
(SOFR + 2.51%), 6.82%, 11/20/2029 (e)	8,395	8,801
(SOFR + 1.72%), 5.30%, 5/9/2031 (e)	19,000	19,178
Goldman Sachs Group, Inc. (The)
(SOFR + 1.32%), 4.94%, 4/23/2028 (e)	28,985	29,107
(SOFR + 0.71%), 4.15%, 1/21/2029 (e)	28,670	28,471
(SOFR + 0.90%), 4.15%, 10/21/2029 (e)	26,855	26,533
(SOFR + 1.77%), 6.48%, 10/24/2029 (e)	13,300	13,849
(SOFR + 0.99%), 4.59%, 4/20/2030 (e)	19,070	19,006
(SOFR + 1.27%), 5.73%, 4/25/2030 (e)	13,460	13,830
(SOFR + 1.21%), 5.05%, 7/23/2030 (e)	13,535	13,661
Morgan Stanley
(SOFR + 2.24%), 6.30%, 10/18/2028 (e)	20,930	21,469
(SOFR + 1.73%), 5.12%, 2/1/2029 (e)	10,610	10,704
(SOFR + 1.38%), 4.99%, 4/12/2029 (e)	16,465	16,589
(SOFR + 1.63%), 5.45%, 7/20/2029 (e)	28,690	29,195
(SOFR + 0.80%), 4.24%, 1/9/2030 (e)	19,310	19,098
(SOFRINDX + 0.96%), 4.56%, 4/10/2030 (e)	25,630	25,531
Nomura Holdings, Inc. (Japan) 1.65%, 7/14/2026	20,765	20,706
UBS Group AG (Switzerland)
(SOFR + 3.70%), 6.44%, 8/11/2028 (a) (e)	5,038	5,154
(SOFR + 0.84%), 4.15%, 12/23/2029 (a) (e)	26,560	26,228
(SOFR + 0.84%), 4.21%, 4/10/2030 (a) (e)	31,320	30,860
(USD SOFR ICE Swap Rate 1 Year + 1.34%), 5.62%, 9/13/2030 (a) (e)	9,645	9,902
		426,289
Construction & Engineering — 0.1%
Quanta Services, Inc. 4.75%, 8/9/2027	12,175	12,222
Consumer Finance — 1.2%
AerCap Ireland Capital DAC (Ireland)
2.45%, 10/29/2026	5,000	4,965
6.45%, 4/15/2027	14,854	15,100
American Express Co.
(SOFR + 0.93%), 5.04%, 7/26/2028 (e)	13,755	13,859
(SOFR + 1.26%), 4.73%, 4/25/2029 (e)	23,360	23,477

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
(SOFR + 0.81%), 4.44%, 5/3/2030 (e)	26,870	26,775
Avolon Holdings Funding Ltd. (Ireland)
5.75%, 3/1/2029 (a)	22,610	23,094
4.70%, 1/30/2031 (a)	11,265	11,061
Capital One Financial Corp.
(SOFR + 2.08%), 5.47%, 2/1/2029 (e)	10,450	10,601
(SOFR + 1.25%), 4.49%, 9/11/2031 (e)	25,000	24,577
		153,509
Containers & Packaging — 0.1%
Amcor Flexibles North America, Inc. 4.80%, 3/17/2028	15,000	15,078
Electric Utilities — 0.2%
ENEL Finance International NV (Italy) 5.13%, 6/26/2029 (a)	11,710	11,849
Trans-Allegheny Interstate Line Co. 5.00%, 1/15/2031 (a)	5,675	5,730
Virginia Power Fuel Securitization LLC Series A-1, 5.09%, 5/1/2027	1,179	1,186
Vistra Operations Co. LLC 4.60%, 10/15/2030 (a)	4,875	4,780
		23,545
Entertainment — 0.0% ^
Take-Two Interactive Software, Inc. 5.40%, 6/12/2029	1,680	1,715
Financial Services — 1.3%
BCAP LLC Trust 0.00%, 9/17/2027 ‡	18,441	18,441
CFIN 2022-RTL1 Issuer LLC Class A, 0.00%, 8/17/2027 ‡	33,311	33,269
Global Payments, Inc.
4.95%, 8/15/2027	12,305	12,344
4.50%, 11/15/2028	33,605	33,331
Nationwide Building Society (United Kingdom)
(SOFR + 1.91%), 6.56%, 10/18/2027 (a) (e)	17,115	17,251
(SOFR + 1.29%), 2.97%, 2/16/2028 (a) (e)	5,000	4,947
(SOFR + 1.06%), 4.65%, 7/14/2029 (a) (e)	14,420	14,433
5.13%, 7/29/2029 (a)	22,135	22,481
Street Capital Group, Inc. (Canada) 0.00%, 2/15/2030 ‡	14,661	14,661
		171,158
Health Care Providers & Services — 0.0% ^
HCA, Inc. 5.00%, 3/1/2028	4,235	4,271
Insurance — 0.5%
CNO Global Funding 5.88%, 6/4/2027 (a)	25,335	25,667
F&G Global Funding
1.75%, 6/30/2026 (a)	11,240	11,214
5.88%, 6/10/2027 (a)	20,970	21,215
		58,096
Multi-Utilities — 0.2%
DTE Energy Co. 5.10%, 3/1/2029	20,225	20,520
Oil, Gas & Consumable Fuels — 0.3%
Enbridge, Inc. (Canada) 4.20%, 11/20/2028	33,340	33,114

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Semiconductors & Semiconductor Equipment — 0.1%
Foundry JV Holdco LLC 5.90%, 1/25/2030 (a)	11,720	12,131
Software — 0.3%
Oracle Corp. 4.55%, 2/4/2029	43,490	43,055
Wireless Telecommunication Services — 0.1%
T-Mobile USA, Inc. 3.38%, 4/15/2029	17,770	17,246
Total Corporate Bonds (Cost $3,009,943)		3,021,723
U.S. Treasury Obligations — 18.3%
U.S. Treasury Notes
4.25%, 3/15/2027	152,780	153,293
4.50%, 4/15/2027	11,005	11,064
2.75%, 4/30/2027	17,000	16,830
4.50%, 5/15/2027	67,785	68,150
3.75%, 6/30/2027	15,366	15,339
4.38%, 7/15/2027	55,460	55,733
0.38%, 7/31/2027	19,020	18,255
3.88%, 7/31/2027	7,955	7,949
3.38%, 9/15/2027	124,665	123,784
0.50%, 10/31/2027	99,000	94,321
3.50%, 10/31/2027	186,120	184,920
4.13%, 10/31/2027	3,085	3,092
4.13%, 11/15/2027	24,320	24,369
4.00%, 12/15/2027	26,305	26,313
4.25%, 1/15/2028	4,540	4,558
3.50%, 1/31/2028	226,525	224,720
1.25%, 3/31/2028	9,435	8,980
3.88%, 3/31/2028	145	145
3.88%, 7/15/2028	271,600	270,783
3.38%, 9/15/2028	113,090	111,482
3.50%, 11/15/2028	248,649	245,521
3.88%, 4/15/2029	436,340	434,261
3.88%, 5/15/2029	280,770	279,432
Total U.S. Treasury Obligations (Cost $2,390,351)		2,383,294
Collateralized Mortgage Obligations — 16.4%
Al, 5.59%, 10/25/2029 ‡	23,500	23,500
Alternative Loan Trust Series 2003-J3, Class 2A1, 6.25%, 12/25/2033	5	5
Angel Oak Mortgage Trust Series 2020-5, Class A1, 1.37%, 5/25/2065 (a) (b)	451	438
Archwest Mortgage Trust Series 2026-RTL1, Class A1, 5.43%, 4/25/2041 (a) (c)	13,125	13,121
Bear Stearns ARM Trust Series 2003-7, Class 3A, 6.25%, 10/25/2033 (b)	8	8
Brean Asset-Backed Securities Trust
Series 2025-RM10, Class A1, 5.00%, 1/25/2065 ‡ (a)	2,877	2,868
Series 2025-RM13, Class A1, 4.25%, 10/25/2065 ‡ (a)	11,025	10,625
Series 2026-RM14, Class A1, 4.25%, 1/25/2066 ‡ (a)	6,222	6,011
Series 2026-RM15, Class A1, 4.25%, 4/25/2066 ‡ (a)	16,988	16,306

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
CAFL Issuer LP
Series 2025-RRTL1, Class A1, 5.68%, 5/28/2040 (a) (c)	24,000	24,072
Series 2025-RRTL2, Class A1, 5.18%, 11/28/2040 (a) (c)	14,210	14,110
Cascade Funding Mortgage Trust Series 2025-HB16, Class A, 3.00%, 3/25/2035 ‡ (a) (b)	2,318	2,285
Center Street Lending Resi-Investor ABS Mortgage Trust Series 2026-RTL1, Class A1, 5.38%, 12/25/2030 (a) (c)	4,800	4,780
CFMT LLC Series 2024-HB15, Class A, 4.00%, 8/25/2034 ‡ (a) (b)	5,490	5,472
Citigroup Mortgage Loan Trust Series 2004-UST1, Class A6, 6.23%, 8/25/2034 (b)	68	66
Connecticut Avenue Securities Trust
Series 2022-R02, Class 2M2, 6.61%, 1/25/2042 (a) (b)	1,658	1,678
Series 2025-R05, Class 2A1, 4.61%, 7/25/2045 (a) (b)	3,525	3,530
Series 2025-R06, Class 1A1, 4.51%, 9/25/2045 (a) (b)	6,061	6,066
Series 2026-R03, Class 2A1, 4.71%, 4/25/2046 (a) (b)	23,611	23,670
CRIBS Mortgage Trust Series 2025-RTL1, Class A1, 5.81%, 5/25/2040 (a) (c)	2,500	2,511
CSFB Mortgage-Backed Pass-Through Certificates Series 2004-8, Class 6A1, 4.50%, 12/25/2019	66	40
CSMC Mortgage-Backed Trust Series 2007-5, Class 5A5, 5.50%, 4/1/2037 (b)	173	—
FHLMC - GNMA Series 56, Class Z, 7.50%, 9/20/2026	—	—
FHLMC STACR REMIC Trust
Series 2025-DNA3, Class A1, 4.56%, 9/25/2045 (a) (b)	3,412	3,416
Series 2025-DNA4, Class A1, 4.51%, 10/25/2045 (a) (b)	9,171	9,177
Series 2026-HQA1, Class A1, 4.64%, 5/25/2046 (a) (b)	13,228	13,240
FHLMC Structured Pass-Through Securities Certificates Series T-20, Class A6, 7.99%, 9/25/2029 (c)	—	—
FHLMC, Reference REMIC
Series R003, Class ZA, 5.50%, 10/15/2035	16,100	16,425
Series R005, Class ZA, 5.50%, 2/15/2036	1,482	1,513
FHLMC, REMIC
Series 3887, Class GM, 4.00%, 7/15/2026 (c)	—	—
Series 3909, Class HG, 4.00%, 8/15/2026 (c)	1	1
Series 3936, Class AB, 3.00%, 10/15/2026	16	15
Series 3996, Class BA, 1.50%, 2/15/2027	1	1
Series 4015, Class GL, 2.25%, 3/15/2027	4	4
Series 4020, Class N, 3.00%, 3/15/2027	4	4
Series 4029, Class LY, 3.00%, 4/15/2027	189	188
Series 4039, Class AB, 1.50%, 5/15/2027	12	12
Series 4039, Class PB, 1.50%, 5/15/2027	52	52
Series 4043, Class PB, 1.50%, 5/15/2027	38	38
Series 4097, Class HJ, 1.50%, 8/15/2027	60	60
Series 4089, Class AI, IO, 3.00%, 8/15/2027	256	3
Series 4103, Class HA, 2.50%, 9/15/2027	24	24
Series 4361, Class CA, 2.50%, 9/15/2027	34	34
Series 4131, Class BC, 1.25%, 11/15/2027	19	18
Series 4129, Class AP, 1.50%, 11/15/2027	97	96
Series 4141, Class BI, IO, 2.50%, 12/15/2027	402	6
Series 4304, Class DW, 2.50%, 12/15/2027	221	218
Series 4207, Class JD, 1.50%, 5/15/2028	19	18
Series 4217, Class UD, 1.75%, 6/15/2028	40	40
Series 3523, Class MX, 4.50%, 4/15/2029	22	22
Series 4338, Class GE, 2.50%, 5/15/2029	1	1
Series 2995, Class FT, 4.01%, 5/15/2029 (b)	29	28

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 3721, Class DG, 2.75%, 9/15/2030	42	41
Series 3775, Class DB, 4.00%, 12/15/2030	118	117
Series 3779, Class LB, 4.00%, 12/15/2030	133	132
Series 2303, Class FY, 4.06%, 4/15/2031 (b)	49	49
Series 2326, Class ZQ, 6.50%, 6/15/2031	27	27
Series 2500, Class FD, 4.26%, 3/15/2032 (b)	58	58
Series 4094, Class BF, 4.16%, 8/15/2032 (b)	140	140
Series 2492, Class GH, 6.00%, 8/15/2032	100	103
Series 4120, Class KA, 1.75%, 10/15/2032	192	182
Series 4142, Class PG, 2.00%, 12/15/2032	15	15
Series 4156, Class PE, 2.00%, 1/15/2033	1,095	1,034
Series 4162, Class ZJ, 3.00%, 2/15/2033	12,081	11,576
Series 2711, Class FC, 4.66%, 2/15/2033 (b)	422	425
Series 2602, Class FH, 4.07%, 4/15/2033 (b)	64	64
Series 4206, Class DZ, 3.00%, 5/15/2033	551	522
Series 4423, Class VN, 3.00%, 5/15/2033	53	53
Series 2617, Class Z, 5.50%, 5/15/2033	1,735	1,769
Series 4283, Class ZL, 3.00%, 8/15/2033	17,420	16,805
Series 2662, Class MT, 4.50%, 8/15/2033	29	29
Series 4250, Class BZ, 3.00%, 9/15/2033	11,278	10,847
Series 4620, IO, 5.00%, 9/15/2033	158	19
Series 4255, Class LZ, 3.00%, 10/15/2033	5,817	5,564
Series 2686, Class KZ, 4.50%, 10/15/2033	337	329
Series 2693, Class Z, 5.50%, 10/15/2033	71	73
Series 3005, Class PV, IF, 6.82%, 10/15/2033 (b)	—	—
Series 2727, Class PM, 4.50%, 1/15/2034	400	397
Series 2736, Class PE, 5.00%, 1/15/2034	1,664	1,682
Series 4301, Class UL, 3.50%, 2/15/2034	5,117	4,959
Series 2806, Class FA, 4.76%, 2/15/2034 (b)	128	130
Series 4342, Class CY, 3.00%, 5/15/2034	3,268	3,106
Series 2989, Class MU, IF, IO, 3.24%, 7/15/2034 (b)	408	26
Series 3204, Class ZM, 5.00%, 8/15/2034	272	273
Series 3863, Class ZA, 5.50%, 8/15/2034	7,386	7,540
Series 4401, Class BL, 3.50%, 10/15/2034	6,062	5,871
Series 5369, Class V, 6.00%, 10/25/2034	6,626	6,728
Series 2963, Class ZG, 5.00%, 11/15/2034	251	253
Series 2898, Class PG, 5.00%, 12/15/2034	387	389
Series 3003, Class LD, 5.00%, 12/15/2034	58	58
Series 2901, Class S, IF, 6.32%, 12/15/2034 (b)	216	221
Series 4265, Class FD, 4.16%, 1/15/2035 (b)	136	135
Series 2933, Class EM, 5.50%, 1/15/2035	19	19
Series 5401, Class VD, 6.00%, 1/25/2035	14,398	14,617
Series 2929, Class PG, 5.00%, 2/15/2035	43	43
Series 2941, Class Z, 4.50%, 3/15/2035	952	924
Series 2953, Class PG, 5.50%, 3/15/2035	155	158
Series 5417, Class V, 5.50%, 4/25/2035	2,096	2,109
Series 4492, Class BW, 3.50%, 7/15/2035	2,314	2,234
Series 3002, Class BN, 5.00%, 7/15/2035	115	114

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 5440, Class MV, 5.00%, 7/25/2035	958	959
Series 3013, Class HZ, 5.00%, 8/15/2035	387	390
Series 5487, Class DV, 5.50%, 10/25/2035	9,845	10,008
Series 5493, Class KV, 5.50%, 11/25/2035	11,332	11,427
Series 5509, Class DV, 5.75%, 11/25/2035	14,525	14,922
Series 5504, Class DV, 5.50%, 12/25/2035	10,882	11,042
Series 3101, Class UZ, 6.00%, 1/15/2036	94	98
Series 5541, Class VJ, 5.00%, 4/25/2036	4,618	4,629
Series 3174, Class LF, 4.11%, 5/15/2036 (b)	52	51
Series 5549, Class CV, 5.00%, 5/25/2036	5,113	5,084
Series 5565, Class AV, 5.00%, 7/25/2036	5,323	5,329
Series 5576, Class AV, 5.50%, 7/25/2036	25,606	25,890
Series 3662, Class ZB, 5.50%, 8/15/2036	85	87
Series 5593, Class VA, 5.50%, 9/25/2036	7,814	7,904
Series 5605, Class AV, 5.50%, 10/25/2036	15,707	15,936
Series 4646, Class JV, 3.50%, 11/15/2036	3,279	3,261
Series 3688, Class NB, 4.50%, 11/15/2036	346	343
Series 3855, Class AM, 6.50%, 11/15/2036	491	502
Series 5615, Class AV, 5.50%, 11/25/2036	15,819	16,060
Series 3704, Class CZ, 4.00%, 12/15/2036	897	857
Series 3249, Class CL, 4.25%, 12/15/2036	332	327
Series 3258, Class PM, 5.50%, 12/15/2036	138	141
Series 5280, Class T, 5.50%, 1/25/2037	13,362	13,654
Series 5515, Class BV, 5.50%, 1/25/2037	10,449	10,527
Series 3305, Class IW, IF, IO, 2.69%, 4/15/2037 (b)	156	8
Series 3318, Class HF, 4.02%, 5/15/2037 (b)	66	65
Series 3326, Class FG, 4.11%, 6/15/2037 (b)	316	312
Series 3724, Class CM, 5.50%, 6/15/2037	187	191
Series 3351, Class ZC, 5.50%, 7/15/2037	719	734
Series 3420, Class EI, IO, 1.12%, 8/15/2037 (c)	1,398	70
Series 3429, Class S, IF, IO, 3.06%, 3/15/2038 (b)	292	23
Series 3447, Class DB, 5.00%, 5/15/2038	779	789
Series 3459, Class MB, 5.00%, 6/15/2038	52	53
Series 3575, Class ZA, 5.00%, 6/15/2038	2,097	2,108
Series 3546, Class A, 5.87%, 2/15/2039 (b)	249	251
Series 3540, Class A, 5.00%, 5/15/2039	70	70
Series 4346, Class A, 3.50%, 7/15/2039	14	14
Series 3569, Class NY, 5.00%, 8/15/2039	387	390
Series 3572, Class JS, IF, IO, 3.04%, 9/15/2039 (b)	101	4
Series 3585, Class KW, 4.50%, 10/15/2039	798	797
Series 3609, Class SA, IF, IO, 2.58%, 12/15/2039 (b)	715	40
Series 3632, Class PK, 5.00%, 2/15/2040	111	112
Series 3636, Class MZ, 5.00%, 2/15/2040	2,008	2,020
Series 3656, Class PM, 5.00%, 4/15/2040	1,417	1,426
Series 3786, Class NA, 4.50%, 7/15/2040	31	31
Series 3706, Class P, 4.00%, 8/15/2040	1,687	1,639
Series 3719, Class PJ, 4.50%, 9/15/2040	7,612	7,532
Series 4655, Class DJ, 3.00%, 10/15/2040	1,328	1,255

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 4318, Class KZ, 4.00%, 12/15/2040	1,750	1,683
Series 3769, Class ZC, 4.50%, 12/15/2040	746	735
Series 3822, Class ZG, 4.00%, 2/15/2041	4,396	4,255
Series 4080, Class DA, 2.00%, 3/15/2041	93	90
Series 3862, Class GA, 4.00%, 4/15/2041	102	100
Series 3844, Class FA, 4.21%, 4/15/2041 (b)	144	143
Series 4074, Class PA, 3.00%, 5/15/2041	2	2
Series 3859, Class JB, 5.00%, 5/15/2041	179	180
Series 4150, Class JE, 2.00%, 6/15/2041	346	335
Series 3884, Class BL, 4.50%, 6/15/2041	3,599	3,543
Series 3939, Class BZ, 4.50%, 6/15/2041	1,572	1,538
Series 3871, Class KB, 5.50%, 6/15/2041	8,044	8,223
Series 3881, Class AT, 5.85%, 6/15/2041	13,288	13,765
Series 4150, Class FN, 4.06%, 7/15/2041 (b)	163	163
Series 4152, Class LE, 1.75%, 8/15/2041	1,405	1,333
Series 3904, Class HC, 4.00%, 8/15/2041	374	359
Series 3906, Class B, 4.00%, 8/15/2041	2,010	1,942
Series 4150, Class FY, 4.06%, 8/15/2041 (b)	161	160
Series 3952, Class BQ, 2.00%, 10/15/2041	1,629	1,486
Series 3947, Class BH, 2.50%, 10/15/2041	2,183	1,960
Series 3934, Class KB, 5.00%, 10/15/2041	380	386
Series 3960, Class PL, 4.00%, 11/15/2041	2,337	2,293
Series 3966, Class VZ, 4.00%, 12/15/2041	504	486
Series 4550, Class NA, 3.00%, 1/15/2042	71	71
Series 4122, Class PA, 1.50%, 2/15/2042	97	93
Series 4144, Class KD, 1.75%, 3/15/2042	304	281
Series 4215, Class NA, 3.00%, 4/15/2042	49	48
Series 5296, Class CA, 5.50%, 5/25/2042	6,617	6,696
Series 4088, Class BP, 3.00%, 8/15/2042	2,892	2,615
Series 4143, Class AE, 2.00%, 9/15/2042	738	704
Series 4112, Class PB, 4.00%, 9/15/2042	500	477
Series 4158, Class TC, 1.75%, 12/15/2042	139	132
Series 4247, Class AK, 4.50%, 12/15/2042	60	60
Series 4158, Class LD, 2.00%, 1/15/2043	327	290
Series 4199, Class YZ, 3.50%, 5/15/2043	2,807	2,629
Series 4302, Class MA, 3.00%, 7/15/2043	259	257
Series 4314, Class LP, 3.50%, 7/15/2043	4	4
Series 5115, Class FD, 3.89%, 8/15/2043 (b)	4,480	4,403
Series 4330, Class PE, 3.00%, 11/15/2043	86	84
Series 4286, Class MP, 4.00%, 12/15/2043	259	249
Series 4316, Class DZ, 3.00%, 3/15/2044	2,728	2,503
Series 4338, Class A, 2.50%, 5/15/2044	187	178
Series 4505, Class P, 3.50%, 5/15/2044	526	513
Series 4571, Class EB, 3.50%, 5/15/2044	1,259	1,223
Series 4483, Class CA, 3.00%, 6/15/2044	24,880	23,828
Series 4360, Class PZ, 3.00%, 7/15/2044	950	847
Series 4417, Class PZ, 3.00%, 12/15/2044	2,816	2,527
Series 4545, Class PG, 3.00%, 12/15/2044	159	157

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 4745, Class EC, 3.00%, 12/15/2044	562	557
Series 4425, Class TA, 2.00%, 1/15/2045	224	192
Series 4461, Class LZ, 3.00%, 3/15/2045	3,303	2,931
Series 4457, Class KZ, 3.00%, 4/15/2045	6,557	5,781
Series 4478, Class PC, 2.00%, 5/15/2045	690	604
Series 4631, Class PA, 3.00%, 5/15/2045	1,412	1,321
Series 4664, Class PH, 3.50%, 5/15/2045	483	474
Series 4698, Class DA, 4.50%, 5/15/2045	1,021	1,004
Series 5427, Class DA, 5.50%, 5/25/2045	15,210	15,331
Series 5334, Class GA, 6.00%, 7/25/2045	18,429	18,633
Series 5353, Class A, 6.50%, 8/25/2045	2,574	2,613
Series 4759, Class MA, 3.00%, 9/15/2045	24	23
Series 5421, Class EA, 5.50%, 3/25/2046	9,519	9,598
Series 4591, Class QE, 2.75%, 4/15/2046	160	144
Series 4574, Class YH, 3.00%, 4/15/2046	227	203
Series 4774, Class LP, 3.50%, 9/15/2046	1,649	1,604
Series 4714, Class PA, 3.00%, 11/15/2046	1,210	1,133
Series 4830, Class AP, 4.00%, 2/15/2047	602	592
Series 4682, Class LC, 2.50%, 5/15/2047	411	350
Series 4682, Class AP, 3.00%, 5/15/2047	539	474
Series 5275, Class KA, 5.50%, 9/25/2047	5,652	5,659
Series 4740, Class JA, 3.00%, 10/15/2047	1,412	1,251
Series 5271, Class AC, 5.00%, 10/25/2047	2,008	2,004
Series 4936, Class AP, 2.50%, 9/25/2048	164	152
Series 4941, Class NP, 2.50%, 5/25/2049	633	548
Series 5585, Class LA, 4.50%, 6/25/2049	15,633	15,500
Series 5418, Class DA, 6.00%, 6/25/2049	3,118	3,155
Series 4922, Class GE, 2.50%, 7/25/2049	562	497
Series 5444, Class BC, 5.50%, 7/25/2049	4,271	4,277
Series 5501, Class EA, 6.00%, 7/25/2049	9,096	9,189
Series 4952, Class PA, 2.50%, 2/25/2050	996	857
Series 5558, Class BA, 5.50%, 7/25/2050	14,966	15,081
Series 5564, Class DA, 5.00%, 8/25/2050	8,086	8,057
Series 5574, Class CA, 5.50%, 8/25/2050	4,311	4,334
Series 5507, Class LA, 5.50%, 1/25/2051	9,993	10,020
Series 5568, Class DA, 5.00%, 3/25/2051	5,249	5,258
Series 5433, Class B, 5.50%, 4/25/2051	6,278	6,307
Series 5505, Class DA, 5.50%, 4/25/2051	11,331	11,358
Series 5502, Class DC, 5.50%, 5/25/2051	8,335	8,358
Series 5505, Class CA, 5.50%, 6/25/2051	5,772	5,826
Series 5584, Class LA, 5.50%, 6/25/2051	3,419	3,433
Series 5505, Class JA, 5.00%, 7/25/2051	10,411	10,368
Series 5504, Class DA, 5.50%, 7/25/2051	9,503	9,585
Series 5515, Class BA, 5.50%, 8/25/2051	19,218	19,322
Series 5481, Class HA, 5.50%, 11/25/2051	5,854	5,865
Series 5550, Class DC, 5.50%, 12/25/2051	9,286	9,315
Series 5397, Class CA, 5.00%, 2/25/2052	6,727	6,703
Series 5537, Class KE, 5.00%, 7/25/2052	10,285	10,231

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 5535, Class GA, 5.00%, 8/25/2052	12,436	12,401
Series 5407, Class PA, 5.50%, 2/25/2053	5,071	5,077
Series 5536, Class PA, 5.00%, 5/25/2054	4,193	4,184
FHLMC, STRIPS
Series 302, Class 350, 3.50%, 2/15/2028	25	25
Series 445, Class HA, 4.25%, 5/25/2031	13,504	13,315
Series 218, PO, 2/1/2032	37	34
Series 290, Class 200, 2.00%, 11/15/2032	196	185
Series 277, Class 30, 3.00%, 9/15/2042	1,951	1,748
Series 359, Class 350, 3.50%, 10/15/2047	1,122	1,042
FNMA, REMIC
Series 2012-26, Class CA, 2.50%, 3/25/2027	25	25
Series 2012-46, Class KI, IO, 3.50%, 5/25/2027	251	2
Series 2012-102, Class IB, IO, 3.50%, 9/25/2027	252	3
Series 2012-127, Class AC, 1.50%, 11/25/2027	46	45
Series 2012-124, Class HG, 2.00%, 11/25/2027	18	18
Series 2013-5, Class DA, 1.50%, 2/25/2028	28	27
Series 2013-13, Class KD, 1.50%, 3/25/2028	38	37
Series 2013-137, Class BA, 1.50%, 1/25/2029	75	73
Series 2009-15, Class AC, 5.50%, 3/25/2029	154	154
Series 2009-58, Class B, 4.50%, 8/25/2029	250	249
Series 2010-14, Class AC, 4.00%, 3/25/2030	55	54
Series 2010-92, Class B, 4.50%, 8/25/2030	1,262	1,259
Series 2016-8, Class CA, 2.00%, 3/25/2031	4,762	4,596
Series 2011-45, Class ZA, 4.00%, 5/25/2031	4,715	4,663
Series 2001-38, Class EA, PO, 8/25/2031	1	1
Series 2015-89, Class KE, 2.00%, 11/25/2031	27	26
Series 2001-81, Class HE, 6.50%, 1/25/2032	834	862
Series 2002-34, Class FA, 4.26%, 5/18/2032 (b)	14	14
Series 2012-112, Class AY, 3.00%, 10/25/2032	13,425	12,833
Series 2013-109, Class BA, 3.00%, 10/25/2032	167	165
Series 2002-64, Class PG, 5.50%, 10/25/2032	658	668
Series 2004-61, Class FH, 4.53%, 11/25/2032 (b)	319	320
Series 2002-77, Class TF, 4.76%, 12/18/2032 (b)	64	65
Series 2012-134, Class JY, 3.00%, 12/25/2032	14,024	13,426
Series 2002-77, Class QG, 5.50%, 12/25/2032	152	154
Series 2002-84, Class DZ, 5.50%, 12/25/2032	78	80
Series 2002-94, Class BZ, 5.50%, 1/25/2033	426	434
Series 2013-18, Class TG, 2.00%, 2/25/2033	102	99
Series 2003-7, Class FB, 4.48%, 2/25/2033 (b)	95	96
Series 2013-31, Class NL, 4.00%, 4/25/2033	206	203
Series 2003-42, Class CI, IO, 6.50%, 5/25/2033	71	7
Series 2003-63, Class A7, 5.50%, 6/25/2033	836	852
Series 2003-49, IO, 6.50%, 6/25/2033	101	13
Series 2013-69, Class L, 3.00%, 7/25/2033	8,056	7,734
Series 2003-58, Class GL, 3.50%, 7/25/2033	53	52
Series 2013-133, Class WA, 3.00%, 8/25/2033	822	804
Series 2013-91, Class DZ, 3.00%, 9/25/2033	19,676	18,753

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2013-97, Class EL, 3.00%, 9/25/2033	11,293	10,843
Series 2003-84, Class PZ, 5.00%, 9/25/2033	28	28
Series 2013-100, Class WB, 3.00%, 10/25/2033	3,711	3,562
Series 2003-107, Class ZD, 6.00%, 11/25/2033	673	691
Series 2013-126, Class JZ, 3.50%, 12/25/2033	12,163	11,878
Series 2013-129, Class CZ, 2.50%, 1/25/2034	7,260	6,857
Series 2003-129, Class ZT, 5.50%, 1/25/2034	3,554	3,651
Series 2004-38, Class AO, PO, 5/25/2034	1,106	962
Series 2014-23, Class CZ, 3.50%, 5/25/2034	5,716	5,549
Series 2023-25, Class LV, 5.50%, 5/25/2034	5,617	5,694
Series 2004-72, Class F, 4.23%, 9/25/2034 (b)	27	27
Series 2004-91, Class BR, 5.50%, 12/25/2034	32	32
Series 2004-90, Class ZU, 6.00%, 12/25/2034	551	569
Series 2005-5, Class PA, 5.00%, 1/25/2035	75	74
Series 2004-101, Class AR, 5.50%, 1/25/2035	3	3
Series 2024-8, Class V, 5.50%, 2/25/2035	24,961	25,224
Series 2005-27, Class HZ, 5.00%, 4/25/2035	903	909
Series 2005-31, Class PB, 5.50%, 4/25/2035	247	253
Series 2015-31, Class UY, 3.00%, 5/25/2035	3,042	2,891
Series 2005-38, Class FK, 4.03%, 5/25/2035 (b)	173	172
Series 2015-41, Class CA, 3.00%, 6/25/2035	284	270
Series 2005-66, Class PF, 3.98%, 7/25/2035 (b)	38	37
Series 2005-55, Class PN, 5.50%, 7/25/2035	1,039	1,062
Series 2005-64, Class PL, 5.50%, 7/25/2035	19	19
Series 2005-103, Class BT, IF, 6.50%, 7/25/2035 (b)	137	136
Series 2010-39, Class FT, 4.68%, 10/25/2035 (b)	317	320
Series 2005-88, Class ZC, 5.00%, 10/25/2035	1,053	1,063
Series 2007-109, Class VZ, 5.00%, 10/25/2035	785	790
Series 2005-84, Class MB, 5.75%, 10/25/2035	196	200
Series 2015-87, Class TB, 4.00%, 11/25/2035	2,116	2,086
Series 2005-101, Class B, 5.00%, 11/25/2035	470	475
Series 2005-99, Class AF, 4.08%, 12/25/2035 (b)	57	57
Series 2014-88, Class ER, 2.50%, 2/25/2036	25	24
Series 2025-18, Class HV, 5.50%, 2/25/2036	13,701	13,775
Series 2006-16, Class FC, 4.03%, 3/25/2036 (b)	30	30
Series 2006-14, Class DB, 5.50%, 3/25/2036	186	190
Series 2006-3, Class ZA, 5.50%, 3/25/2036	4,612	4,701
Series 2006-27, Class BF, 4.03%, 4/25/2036 (b)	47	46
Series 2025-31, Class MV, 5.50%, 4/25/2036	11,097	11,186
Series 2025-31, Class NV, 5.50%, 4/25/2036	4,631	4,681
Series 2025-29, Class KV, 5.00%, 5/25/2036	7,950	7,927
Series 2006-46, Class FW, 4.13%, 6/25/2036 (b)	124	123
Series 2006-42, Class PF, 4.14%, 6/25/2036 (b)	92	91
Series 2006-50, Class PE, 5.00%, 6/25/2036	179	180
Series 2009-71, Class JT, 6.00%, 6/25/2036	107	110
Series 2006-58, Class ST, IF, IO, 3.42%, 7/25/2036 (b)	355	32
Series 2006-101, Class FC, 4.03%, 7/25/2036 (b)	31	31
Series 2006-101, Class FD, 4.03%, 7/25/2036 (b)	20	20

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2006-56, Class DC, 4.38%, 7/25/2036 (b)	112	110
Series 2025-62, Class CV, 5.50%, 7/25/2036	7,672	7,789
Series 2025-62, Class VB, 5.50%, 7/25/2036	7,813	7,931
Series 2025-62, Class HV, 5.00%, 8/25/2036	6,562	6,540
Series 2025-65, Class V, 5.00%, 8/25/2036	13,165	13,178
Series 2025-66, Class LV, 5.00%, 8/25/2036	10,357	10,333
Series 2025-75, Class AV, 5.50%, 8/25/2036	11,574	11,680
Series 2007-1, Class NF, 3.98%, 2/25/2037 (b)	78	77
Series 2007-22, Class SC, IF, IO, 2.35%, 3/25/2037 (b)	5	—
Series 2007-16, Class FC, 4.48%, 3/25/2037 (b)	9	9
Series 2007-33, Class MS, IF, IO, 2.86%, 4/25/2037 (b)	606	52
Series 2007-B2, Class ZA, 5.50%, 6/25/2037	1,021	1,041
Series 2007-61, Class PE, 5.50%, 7/25/2037	1,614	1,655
Series 2008-5, Class PE, 5.00%, 8/25/2037	50	50
Series 2007-85, Class SH, IF, IO, 2.77%, 9/25/2037 (b)	463	17
Series 2007-117, Class FM, 4.43%, 1/25/2038 (b)	86	86
Series 2007-117, Class MF, 4.43%, 1/25/2038 (b)	160	160
Series 2008-18, Class SE, IF, IO, 2.54%, 3/25/2038 (b)	67	5
Series 2008-25, Class DZ, 5.75%, 4/25/2038	348	345
Series 2022-8, Class D, 2.00%, 8/25/2038	6,821	6,396
Series 2008-83, Class CA, 6.00%, 9/25/2038	284	298
Series 2009-29, Class LA, 1.06%, 5/25/2039 (b)	599	542
Series 2013-25, Class DC, 2.50%, 6/25/2039	190	184
Series 2009-59, Class HB, 5.00%, 8/25/2039	706	709
Series 2009-70, Class FA, 4.93%, 9/25/2039 (b)	52	53
Series 2009-73, Class HJ, 6.00%, 9/25/2039	74	76
Series 2009-86, Class PE, 5.00%, 10/25/2039	1,539	1,546
Series 2013-125, Class AB, 4.00%, 11/25/2039	128	125
Series 2009-87, Class B, 4.50%, 11/25/2039	448	449
Series 2009-112, Class SW, IF, IO, 2.52%, 1/25/2040 (b)	1,354	112
Series 2010-35, Class KF, 4.23%, 4/25/2040 (b)	13	13
Series 2010-37, Class CY, 5.00%, 4/25/2040	29	29
Series 2011-61, Class ZA, 5.00%, 4/25/2040	516	518
Series 2010-43, Class HJ, 5.50%, 5/25/2040	101	103
Series 2010-58, Class FA, 4.28%, 6/25/2040 (b)	168	168
Series 2010-58, Class FY, 4.46%, 6/25/2040 (b)	88	88
Series 2010-64, Class DM, 5.00%, 6/25/2040	233	234
Series 2010-109, Class M, 3.00%, 9/25/2040	538	525
Series 2010-126, Class LI, IO, 4.00%, 11/25/2040	59	2
Series 2011-74, Class LQ, 4.50%, 11/25/2040	12,430	12,301
Series 2010-154, Class MW, 3.50%, 1/25/2041	2,052	1,990
Series 2011-63, Class LB, 4.00%, 1/25/2041	1,821	1,773
Series 2011-18, Class KY, 4.00%, 3/25/2041	406	394
Series 2011-35, Class PE, 4.00%, 4/25/2041	652	624
Series 2011-53, Class FT, 4.31%, 6/25/2041 (b)	69	69
Series 2011-52, Class GB, 5.00%, 6/25/2041	55	56
Series 2011-53, Class QT, 5.80%, 6/25/2041	4,037	4,157
Series 2011-128, Class KP, 4.50%, 7/25/2041	18	18

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2011-59, Class NZ, 5.50%, 7/25/2041	402	410
Series 2011-64, Class DT, 5.80%, 7/25/2041	23,649	24,417
Series 2012-147, Class NE, 1.75%, 8/25/2041	563	547
Series 2012-14, Class PA, 2.00%, 8/25/2041	76	73
Series 2013-72, Class LY, 3.50%, 8/25/2041	111	111
Series 2015-45, Class GA, 2.50%, 9/25/2041	1	1
Series 2013-126, Class CA, 4.00%, 9/25/2041	139	137
Series 2011-123, Class BP, 2.00%, 10/25/2041	1,690	1,586
Series 2012-64, Class PK, 4.50%, 12/25/2041	619	613
Series 2012-113, Class DC, 2.25%, 1/25/2042	54	53
Series 2012-27, Class PL, 2.00%, 2/25/2042	61	59
Series 2012-139, Class NY, 5.00%, 2/25/2042	807	814
Series 2012-133, Class AP, 1.75%, 3/25/2042	2,248	2,065
Series 2012-100, Class TL, 4.00%, 4/25/2042	151	148
Series 2013-9, Class CB, 5.50%, 4/25/2042	7,723	7,891
Series 2013-73, Class PG, 2.50%, 6/25/2042	433	414
Series 2012-128, Class VF, 3.98%, 6/25/2042 (b)	202	201
Series 2013-93, Class PJ, 3.00%, 7/25/2042	360	350
Series 2013-96, Class FY, 4.08%, 7/25/2042 (b)	125	123
Series 2013-34, Class PC, 2.50%, 8/25/2042	275	263
Series 2014-18, Class DE, 4.00%, 8/25/2042	408	401
Series 2012-94, Class K, 2.00%, 9/25/2042	693	602
Series 2013-60, Class PD, 2.00%, 10/25/2042	328	310
Series 2012-112, Class DA, 3.00%, 10/25/2042	1,369	1,248
Series 2013-81, Class NC, 3.00%, 10/25/2042	57	57
Series 2013-6, Class HD, 1.50%, 12/25/2042	245	218
Series 2013-35, Class LP, 3.00%, 1/25/2043	4,897	4,775
Series 2013-61, Class BA, 3.00%, 1/25/2043	1,115	1,050
Series 2013-10, Class PA, 1.50%, 2/25/2043	699	603
Series 2013-10, Class UB, 2.00%, 2/25/2043	815	694
Series 2013-58, Class FP, 3.98%, 2/25/2043 (b)	366	362
Series 2013-18, Class BZ, 3.00%, 3/25/2043	4,312	4,178
Series 2013-100, Class PL, 4.50%, 3/25/2043	402	399
Series 2013-66, Class LB, 1.50%, 4/25/2043	17	17
Series 2013-33, Class UZ, 3.50%, 4/25/2043	6,663	6,227
Series 2013-64, Class PF, 3.98%, 4/25/2043 (b)	312	309
Series 2013-66, Class MB, 3.00%, 7/25/2043	1,503	1,364
Series 2014-32, Class DK, 3.00%, 8/25/2043	253	245
Series 2013-92, Class DE, 4.00%, 9/25/2043	600	566
Series 2015-34, Class UP, 3.00%, 11/25/2043	399	388
Series 2020-45, Class CB, 2.00%, 2/25/2044	2,700	2,563
Series 2025-2, Class GB, 4.00%, 2/25/2044	1,669	1,629
Series 2016-80, Class KV, 3.00%, 6/25/2044	1,379	1,364
Series 2014-56, Class Z, 3.50%, 9/25/2044	4,487	4,183
Series 2016-100, Class P, 3.50%, 11/25/2044	41	39
Series 2015-28, Class JE, 3.00%, 5/25/2045	16,660	16,039
Series 2015-33, Class DT, 2.50%, 6/25/2045	281	266
Series 2015-51, Class KC, 3.00%, 6/25/2045	143	138

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2023-12, Class GB, 6.00%, 6/25/2045	14,362	14,535
Series 2023-42, Class B, 6.00%, 7/25/2045	10,229	10,357
Series 2017-18, Class DA, 3.00%, 8/25/2045	293	289
Series 2016-84, Class LA, 3.00%, 12/25/2045	572	541
Series 2016-2, Class GA, 3.00%, 2/25/2046	1,130	1,066
Series 2024-20, Class HD, 5.50%, 3/25/2046	4,344	4,378
Series 2017-15, Class PE, 3.50%, 4/25/2046	764	733
Series 2016-26, Class CG, 3.00%, 5/25/2046	20,645	19,751
Series 2024-51, Class HL, 5.00%, 6/25/2046	2,360	2,348
Series 2017-68, Class HQ, 3.00%, 7/25/2046	841	786
Series 2016-80, Class JP, 3.00%, 11/25/2046	502	446
Series 2017-27, Class E, 3.00%, 11/25/2046	1,746	1,611
Series 2017-85, Class HA, 3.00%, 12/25/2046	877	826
Series 2017-11, Class PH, 2.50%, 3/25/2047	148	125
Series 2018-8, Class KL, 2.50%, 3/25/2047	7,352	6,667
Series 2017-10, Class AE, 3.00%, 3/25/2047	1,331	1,263
Series 2017-9, Class B, 3.00%, 3/25/2047	1,470	1,399
Series 2017-10, Class FA, 4.13%, 3/25/2047 (b)	128	127
Series 2017-84, Class JA, 2.75%, 9/25/2047	452	399
Series 2017-96, Class MA, 3.00%, 12/25/2047	360	316
Series 2018-37, Class BC, 3.50%, 12/25/2047	203	191
Series 2024-41, Class GA, 5.50%, 2/25/2048	2,623	2,640
Series 2018-15, Class NZ, 3.00%, 3/25/2048	6,441	5,781
Series 2018-15, Class ZG, 3.50%, 3/25/2048	1,419	1,282
Series 2019-17, Class KA, 3.50%, 4/25/2048	116	114
Series 2019-65, Class PA, 2.50%, 5/25/2048	111	102
Series 2019-11, Class EA, 3.00%, 5/25/2048	463	436
Series 2019-20, Class PB, 2.75%, 7/25/2048	206	186
Series 2018-87, Class BA, 4.00%, 7/25/2048	85	82
Series 2020-94, PO, 9/25/2048	323	264
Series 2019-51, Class DW, 3.50%, 11/25/2048	271	267
Series 2023-61, Class G, 5.50%, 1/25/2049	11,493	11,572
Series 2020-49, Class GA, 1.50%, 2/25/2049	1,915	1,588
Series 2019-3, Class AB, 3.20%, 2/25/2049	7,393	7,080
Series 2019-13, Class CG, 4.50%, 4/25/2049	1,995	1,972
Series 2019-18, Class BA, 3.50%, 5/25/2049	5,567	5,326
Series 2019-70, Class JA, 2.50%, 9/25/2049	86	75
Series 2019-72, Class KA, 2.50%, 9/25/2049	144	124
Series 2020-15, Class EA, 2.00%, 10/25/2049	514	434
Series 2019-70, Class MB, 2.50%, 12/25/2049	1,000	768
Series 2019-81, Class LA, 2.50%, 12/25/2049	276	241
Series 2020-7, Class DZ, 3.00%, 2/25/2050	608	508
Series 2020-15, Class EM, 3.00%, 3/25/2050	472	400
Series 2025-2, Class BA, 6.00%, 3/25/2050	7,494	7,553
Series 2025-29, Class A, 5.50%, 6/25/2050	6,004	6,038
Series 2024-81, Class BA, 5.00%, 7/25/2050	5,563	5,534
Series 2025-57, Class B, 5.50%, 9/25/2050	5,804	5,839
Series 2024-60, Class H, 5.00%, 11/25/2050	6,618	6,590

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2025-5, Class HA, 5.25%, 2/25/2051	3,629	3,622
Series 2025-41, Class JA, 5.00%, 3/25/2051	5,633	5,628
Series 2024-65, Class DB, 5.00%, 5/25/2051	6,846	6,811
Series 2024-101, Class DA, 5.50%, 5/25/2051	7,070	7,089
Series 2024-50, Class DA, 5.50%, 5/25/2051	1,279	1,282
Series 2025-44, Class A, 5.00%, 12/25/2051	3,280	3,273
Series 2025-66, Class LA, 5.00%, 12/25/2051	12,547	12,494
Series 2025-42, Class EA, 5.00%, 1/25/2052	8,586	8,551
Series 2025-42, Class NA, 5.50%, 4/25/2052	10,954	11,023
Series 2025-29, Class KJ, 5.25%, 5/25/2052	7,884	7,903
Series 2025-44, Class EA, 5.00%, 6/25/2052	4,924	4,917
Series 2022-43, Class P, 4.00%, 7/25/2052	6,558	6,371
Series 2025-59, Class NA, 5.00%, 8/25/2052	8,152	8,115
Series 2024-96, Class EA, 5.50%, 3/25/2053	9,300	9,368
Series 2024-58, Class BA, 5.00%, 9/25/2053	12,622	12,689
Series 2019-33, Class MA, 3.50%, 7/25/2055	245	243
Series 2018-70, Class HA, 3.50%, 10/25/2056	346	337
FNMA, REMIC, Whole Loan
Series 2007-54, Class FA, 4.13%, 6/25/2037 (b)	79	78
Series 2007-106, Class A7, 6.05%, 10/25/2037 (b)	82	82
Series 2001-50, Class BA, 7.00%, 10/25/2041	27	28
FNMA, STRIPS
Series 289, Class 1, PO, 11/25/2027	10	10
Series 334, Class 17, IO, 6.50%, 2/25/2033 (b)	63	7
Series 334, Class 13, IO, 6.00%, 3/25/2033 (b)	54	6
Series 334, Class 9, IO, 6.00%, 3/25/2033	141	14
Series 356, Class 16, IO, 5.50%, 6/25/2035 (b)	37	5
Series 359, Class 16, IO, 5.50%, 10/25/2035 (b)	38	5
Series 369, Class 19, IO, 6.00%, 10/25/2036 (b)	20	3
Series 369, Class 26, IO, 6.50%, 10/25/2036 (b)	14	2
Series 386, Class 20, IO, 6.50%, 8/25/2038 (b)	94	15
Series 394, Class C3, IO, 6.50%, 9/25/2038	159	24
Series 411, Class A3, 3.00%, 8/25/2042	823	750
FNMA, Whole Loan Series 2007-W1, Class 1AF1, 3.99%, 11/25/2046 (b)	543	539
GNMA
Series 2011-132, Class GJ, 2.00%, 9/16/2026	—	—
Series 2011-155, Class A, 3.00%, 11/20/2026	1	1
Series 2013-75, Class AC, 1.50%, 5/20/2028	144	141
Series 2003-102, Class PE, 6.00%, 11/20/2033	506	506
Series 2023-131, Class KV, 6.00%, 7/20/2034	3,387	3,435
Series 2024-26, Class NV, 6.00%, 12/20/2034	9,257	9,381
Series 2025-22, Class HV, 5.00%, 2/20/2036	5,797	5,799
Series 2006-26, Class S, IF, IO, 2.78%, 6/20/2036 (b)	2,146	13
Series 2025-149, Class BV, 5.00%, 9/20/2036	4,903	4,910
Series 2007-16, Class KU, IF, IO, 2.93%, 4/20/2037 (b)	1,135	8
Series 2009-106, Class XL, IF, IO, 3.03%, 6/20/2037 (b)	995	27
Series 2008-75, Class SP, IF, IO, 3.75%, 8/20/2038 (b)	456	13
Series 2009-14, Class SA, IF, IO, 2.36%, 3/20/2039 (b)	1,388	32

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2009-14, Class KS, IF, IO, 2.58%, 3/20/2039 (b)	575	15
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	167	7
Series 2009-75, Class NB, 4.50%, 6/20/2039	11	11
Series 2010-59, Class HZ, 4.50%, 5/16/2040	869	859
Series 2010-98, Class ME, 4.50%, 8/20/2040	7,208	7,180
Series 2025-2, Class EA, 4.50%, 9/20/2040	14,103	14,127
Series 2013-71, Class NA, 2.50%, 8/20/2041	19	19
Series 2012-96, Class WP, 6.50%, 8/16/2042	1,643	1,708
Series 2013-42, Class ND, 1.75%, 11/20/2042	53	50
Series 2013-28, Class DE, 1.75%, 12/20/2042	153	137
Series 2014-3, Class GA, 2.50%, 1/16/2044	2,272	2,146
Series 2014-12, Class ZA, 3.00%, 1/20/2044	11,552	10,539
Series 2014-41, Class AL, 2.25%, 3/16/2044	3,157	2,958
Series 2018-29, Class LC, 3.00%, 4/20/2044	13	13
Series 2014-137, Class DT, 2.25%, 9/16/2044	5,918	5,523
Series 2016-25, Class QH, 3.00%, 12/16/2044	738	707
Series 2015-80, Class CP, 4.50%, 6/20/2045	179	174
Series 2015-80, Class CQ, 5.00%, 6/20/2045	129	127
Series 2018-36, Class AM, 3.00%, 7/20/2045	234	228
Series 2016-79, Class LA, 3.00%, 9/20/2045	76	76
Series 2016-90, Class MA, 3.00%, 10/20/2045	43	43
Series 2024-84, Class BA, 5.75%, 11/20/2045	10,335	10,389
Series 2023-107, Class PA, 5.50%, 1/20/2046	4,629	4,675
Series 2020-125, Class AG, 2.50%, 2/20/2046	698	679
Series 2016-91, Class WH, 2.75%, 3/20/2046	725	663
Series 2023-196, Class A, 4.50%, 4/20/2046	6,083	6,048
Series 2017-139, Class PE, 2.75%, 8/20/2047	3,056	2,612
Series 2023-164, Class DA, 5.50%, 10/20/2047	3,421	3,429
Series 2018-34, Class TY, 3.50%, 3/20/2048	693	622
Series 2023-43, Class AB, 5.50%, 4/20/2048	5,384	5,407
Series 2024-89, Class AM, 5.50%, 3/20/2049	15,136	15,208
Series 2024-43, Class JA, 5.50%, 5/20/2049	12,080	12,215
Series 2019-74, Class AT, 3.00%, 6/20/2049	352	324
Series 2023-58, Class BA, 5.00%, 6/20/2049	2,278	2,268
Series 2019-145, Class PA, 3.50%, 8/20/2049	124	118
Series 2023-183, Class A, 4.50%, 11/20/2049	4,142	4,137
Series 2020-5, Class NA, 3.50%, 12/20/2049	2,370	2,194
Series 2020-74, Class DY, 2.00%, 5/20/2050	767	631
Series 2020-83, Class KP, 3.00%, 6/20/2050	232	201
Series 2025-99, Class DE, 5.00%, 6/20/2050	8,975	8,951
Series 2025-22, Class HE, 5.00%, 7/20/2050	10,926	10,914
Series 2023-147, Class AC, 6.00%, 7/20/2050	5,000	5,058
Series 2025-127, Class AB, 5.00%, 1/20/2051	7,738	7,711
Series 2025-113, Class KA, 5.50%, 8/20/2051	21,155	21,268
Series 2024-167, Class DE, 5.00%, 10/20/2051	12,757	12,781
Series 2025-44, Class CA, 5.00%, 12/20/2051	19,112	19,139
Series 2024-24, Class AD, 5.00%, 3/20/2052	9,272	9,285
Series 2025-113, Class HA, 5.50%, 3/20/2052	7,079	7,133

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2024-101, Class ED, 5.00%, 4/20/2052	11,283	11,286
Series 2024-8, Class WA, 5.00%, 7/20/2052	3,516	3,484
Series 2025-22, Class A, 5.00%, 9/20/2052	5,573	5,569
Series 2025-113, Class NA, 5.00%, 4/20/2053	12,849	12,750
Series 2023-80, Class AC, 6.00%, 6/20/2053	3,691	3,741
Series 2025-89, Class EC, 5.00%, 11/20/2053	1,612	1,603
Series 2024-46, Class KB, 5.00%, 12/20/2053	1,739	1,732
Series 2024-79, Class PT, 6.00%, 5/20/2054	5,834	5,864
Series 2024-144, Class DB, 6.50%, 9/20/2054	3,833	3,903
Series 2024-203, Class HA, 6.50%, 10/20/2054	2,641	2,694
Series 2025-22, Class LG, 5.00%, 1/20/2055	27,011	26,914
Series 2025-63, Class PA, 5.00%, 3/20/2055	8,610	8,579
Series 2024-19, Class E, 5.00%, 9/20/2057	12,257	12,213
Series 2023-115, Class E, 5.50%, 11/20/2057	8,334	8,399
Series 2010-H26, Class LF, 4.13%, 8/20/2058 (b)	3	3
Series 2024-19, Class EB, 5.50%, 6/20/2059	4,167	4,212
Series 2010-H03, Class FA, 4.32%, 3/20/2060 (b)	352	352
Series 2011-H07, Class FA, 4.28%, 2/20/2061 (b)	310	310
Series 2011-H08, Class FA, 4.38%, 2/20/2061 (b)	203	202
Series 2011-H11, Class FA, 4.28%, 3/20/2061 (b)	46	46
Series 2011-H11, Class FB, 4.28%, 4/20/2061 (b)	44	44
Series 2011-H21, Class FA, 4.38%, 10/20/2061 (b)	23	23
Series 2013-H05, Class FB, 4.16%, 2/20/2062 (b)	57	57
Series 2012-H14, Class FK, 4.36%, 7/20/2062 (b)	28	28
Series 2012-H18, Class NA, 4.30%, 8/20/2062 (b)	26	26
Series 2012-H20, Class BA, 4.34%, 9/20/2062 (b)	48	48
Series 2012-H29, Class FA, 4.29%, 10/20/2062 (b)	7	7
Series 2012-H23, Class WA, 4.30%, 10/20/2062 (b)	34	34
Series 2012-H30, Class GA, 4.13%, 12/20/2062 (b)	25	25
Series 2023-112, Class BA, 6.50%, 12/20/2062	3,518	3,614
Series 2013-H08, Class FA, 4.13%, 3/20/2063 (b)	108	108
Series 2013-H11, Class FA, 4.23%, 4/20/2063 (b)	39	39
Series 2013-H14, Class FG, 4.25%, 5/20/2063 (b)	92	92
Series 2013-H15, Class FA, 4.32%, 6/20/2063 (b)	88	88
Series 2013-H19, Class FC, 4.38%, 8/20/2063 (b)	122	122
Series 2014-H05, Class FB, 4.38%, 12/20/2063 (b)	20	20
Series 2014-H02, Class FB, 4.43%, 12/20/2063 (b)	78	78
Series 2024-64, Class ED, 5.50%, 4/20/2064	4,084	4,091
Series 2014-H14, Class GF, 4.25%, 7/20/2064 (b)	19	19
Series 2014-H16, Class FL, 4.25%, 7/20/2064 (b)	143	143
Series 2014-H21, Class FA, 4.43%, 10/20/2064 (b)	58	58
Series 2015-H04, Class FL, 4.25%, 2/20/2065 (b)	25	25
Series 2015-H06, Class FB, 4.43%, 2/20/2065 (b)	2,398	2,403
Series 2015-H13, Class FG, 4.18%, 4/20/2065 (b)	47	47
Series 2015-H10, Class FH, 4.38%, 4/20/2065 (b)	227	227
Series 2015-H09, Class FA, 4.40%, 4/20/2065 (b)	74	74
Series 2015-H10, Class FK, 4.40%, 4/20/2065 (b)	2,835	2,840
Series 2015-H14, Class FB, 4.21%, 5/20/2065 (b)	14	14

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2015-H12, Class FB, 4.38%, 5/20/2065 (b)	1,735	1,737
Series 2015-H12, Class FD, 4.38%, 5/20/2065 (b)	308	308
Series 2015-H14, Class FA, 4.35%, 6/20/2065 (b)	785	786
Series 2015-H16, Class FM, 4.38%, 7/20/2065 (b)	638	639
Series 2015-H24, Class FA, 4.43%, 9/20/2065 (b)	1,287	1,290
Series 2015-H27, Class FA, 4.53%, 9/20/2065 (b)	279	280
Series 2015-H25, Class FD, 4.43%, 10/20/2065 (b)	1,346	1,349
Series 2015-H29, Class FA, 4.48%, 10/20/2065 (b)	1	1
Series 2015-H29, Class FJ, 4.46%, 11/20/2065 (b)	648	650
Series 2016-H01, Class FA, 4.68%, 1/20/2066 (b)	797	801
Series 2016-H06, Class FC, 4.70%, 2/20/2066 (b)	446	449
Series 2016-H06, Class FA, 4.73%, 2/20/2066 (b)	549	553
Series 2016-H09, Class FN, 4.63%, 3/20/2066 (b)	584	587
Series 2016-H14, Class FA, 4.58%, 6/20/2066 (b)	262	263
Series 2016-H22, Class FA, 4.55%, 10/20/2066 (b)	927	931
Series 2016-H24, Class AF, 4.63%, 11/20/2066 (b)	609	612
Series 2017-H07, Class FG, 4.24%, 2/20/2067 (b)	66	66
Series 2017-H14, Class FD, 4.25%, 6/20/2067 (b)	112	111
Series 2017-H16, Class CF, 4.25%, 7/20/2067 (b)	2,126	2,124
Series 2017-H15, Class FN, 4.28%, 7/20/2067 (b)	49	49
Series 2017-H19, Class FA, 4.23%, 8/20/2067 (b)	147	147
Series 2018-H04, Class FG, 4.06%, 2/20/2068 (b)	75	75
Series 2018-H07, Class FE, 4.13%, 2/20/2068 (b)	13	13
Series 2019-H01, Class FT, 4.18%, 10/20/2068 (b)	106	106
Series 2019-H05, Class FT, 4.22%, 4/20/2069 (b)	366	366
Series 2019-H10, Class FC, 4.43%, 6/20/2069 (b)	14,389	14,486
Series 2019-H14, Class FH, 4.48%, 8/20/2069 (b)	10,239	10,266
Series 2020-H13, Class FK, 4.28%, 7/20/2070 (b)	1,725	1,725
GS Mortgage-Backed Securities Trust Series 2026-HE1, Class A1, 5.21%, 3/25/2066 (a) (b)	37,765	37,992
Homeward Opportunities Fund Trust Series 2025-RRTL2, Class A1, 5.24%, 9/25/2040 (a) (c)	16,390	16,394
JPMorgan Mortgage Trust
Series 2004-S2, Class 5A1, 5.50%, 12/25/2019	88	85
Series 2006-A2, Class 4A1, 6.25%, 8/25/2034 (b)	211	216
Legacy Mortgage Asset Trust Series 2021-GS3, Class A1, 5.75%, 7/25/2061 (a) (c)	2,696	2,701
LHOME Mortgage Trust
Series 2024-RTL5, Class A1, 5.32%, 9/25/2039 (a) (c)	13,067	13,081
Series 2025-RTL1, Class A1, 5.65%, 1/25/2040 (a) (c)	9,079	9,119
Series 2025-RTL2, Class A1, 5.61%, 4/25/2040 (a) (b)	3,500	3,518
Series 2025-RTL3, Class A1, 5.24%, 8/25/2040 (a) (c)	12,842	12,849
Series 2026-RTL1, Class A1, 4.91%, 1/25/2041 (a) (c)	26,326	26,148
MASTR Alternative Loan Trust Series 2004-8, Class 6A1, 5.50%, 9/25/2019	—	—
MFA Trust
Series 2024-RTL3, Class A1, 5.91%, 11/25/2039 (a) (c)	12,170	12,205
Series 2021-NQM2, Class A1, 1.03%, 11/25/2064 (a) (b)	665	589
MOO Securitization Trust Series 2026-RM1, Class A1, 4.50%, 3/25/2066 ‡ (a) (b)	5,000	4,801
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (a) (c)	10,343	10,355
Series 2024-RTL2, Class A1, 5.44%, 9/25/2039 (a) (c)	15,750	15,820

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2005-AR6, Class 4A1, 4.22%, 12/25/2035 (b)	1,162	277
NYMT Loan Trust Series 2024-BPL3, Class A1, 5.27%, 9/25/2039 (a) (c)	3,894	3,894
OBX Trust Series 2020-EXP3, Class 2A1, 4.60%, 1/25/2060 (a) (b)	258	258
OLIT Series 2025-HB2, Class A, 3.00%, 11/25/2038 ‡ (a) (b)	4,319	4,221
Roc Mortgage Trust Series 2025-RTL1, Class A1, 5.63%, 2/25/2040 (a) (c)	3,080	3,086
Toorak Mortgage Trust Series 2025-RRTL1, Class A1, 5.52%, 2/25/2040 (a) (c)	13,600	13,630
TVC Mortgage Trust Series 2026-RRTL1, Class A1, 4.96%, 2/25/2041 (a) (c)	8,339	8,259
Total Collateralized Mortgage Obligations (Cost $2,151,912)		2,126,491
Mortgage-Backed Securities — 5.5%
FHLMC
Pool # 1B2844, ARM, 5.80%, 3/1/2035 (b)	23	24
Pool # 1L1380, ARM, 6.35%, 3/1/2035 (b)	277	286
Pool # 1L1379, ARM, 6.42%, 10/1/2035 (b)	292	302
Pool # 1G1861, ARM, 6.17%, 3/1/2036 (b)	108	111
Pool # 1J1380, ARM, 6.84%, 3/1/2036 (b)	17	18
Pool # 1J1313, ARM, 6.23%, 6/1/2036 (b)	26	26
Pool # 1G1028, ARM, 6.41%, 7/1/2036 (b)	10	10
Pool # 1N0273, ARM, 6.04%, 8/1/2036 (b)	37	38
Pool # 1K0035, ARM, 6.36%, 8/1/2036 (b)	11	11
Pool # 1J1393, ARM, 6.26%, 10/1/2036 (b)	85	87
Pool # 1J1378, ARM, 6.01%, 11/1/2036 (b)	79	82
Pool # 1N0346, ARM, 5.82%, 12/1/2036 (b)	84	85
Pool # 1J1467, ARM, 6.22%, 12/1/2036 (b)	73	76
Pool # 1J1541, ARM, 6.06%, 1/1/2037 (b)	240	246
Pool # 1J1516, ARM, 5.88%, 2/1/2037 (b)	14	14
Pool # 1N1458, ARM, 5.57%, 3/1/2037 (b)	72	73
Pool # 1J1635, ARM, 5.71%, 3/1/2037 (b)	100	104
Pool # 1J1522, ARM, 6.31%, 3/1/2037 (b)	38	39
Pool # 1Q0339, ARM, 6.14%, 4/1/2037 (b)	7	7
Pool # 1Q0697, ARM, 5.72%, 5/1/2037 (b)	383	393
Pool # 1J1681, ARM, 6.73%, 6/1/2037 (b)	280	289
Pool # 1J1685, ARM, 6.73%, 6/1/2037 (b)	126	128
Pool # 847871, ARM, 5.09%, 8/1/2037 (b)	90	90
Pool # 1J2834, ARM, 6.64%, 8/1/2037 (b)	12	12
Pool # 1Q0476, ARM, 6.55%, 10/1/2037 (b)	54	55
Pool # 1J2945, ARM, 6.50%, 11/1/2037 (b)	42	43
Pool # 1Q0894, ARM, 6.25%, 1/1/2038 (b)	101	104
Pool # 1Q0722, ARM, 6.23%, 4/1/2038 (b)	92	95
FHLMC Gold Pools, 15 Year
Pool # G14643, 4.00%, 8/1/2026	—	—
Pool # G14973, 4.00%, 12/1/2028	14	14
Pool # J30812, 3.00%, 2/1/2030	2,699	2,648
Pool # J31731, 3.00%, 5/1/2030	99	97
Pool # G16018, 3.00%, 12/1/2031	1,726	1,677
Pool # G18643, 2.50%, 5/1/2032	5,734	5,498
FHLMC Gold Pools, 20 Year
Pool # G30325, 5.50%, 3/1/2027	17	17

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # C91261, 4.50%, 8/1/2029	30	30
Pool # C91349, 4.50%, 12/1/2030	41	41
Pool # G30565, 4.50%, 10/1/2031	91	91
Pool # G30701, 5.00%, 11/1/2031	30	30
Pool # C91388, 3.50%, 2/1/2032	978	956
Pool # C91447, 3.50%, 5/1/2032	77	75
Pool # C91449, 4.00%, 5/1/2032	296	292
Pool # C91581, 3.00%, 11/1/2032	418	404
Pool # K90311, 3.00%, 4/1/2033	855	823
Pool # G30669, 4.50%, 12/1/2033	568	567
Pool # C91761, 4.00%, 5/1/2034	460	452
Pool # K92617, 3.00%, 4/1/2035	2,524	2,393
Pool # C91862, 3.50%, 1/1/2036	1,770	1,709
Pool # C91880, 3.50%, 6/1/2036	949	915
FHLMC Gold Pools, 30 Year
Pool # A30588, 6.00%, 7/1/2032	37	37
Pool # G01665, 5.50%, 3/1/2034	825	839
Pool # G05046, 5.00%, 11/1/2036	52	52
Pool # G03073, 5.50%, 7/1/2037	458	473
Pool # G04772, 7.00%, 8/1/2038	50	53
Pool # G05798, 5.50%, 1/1/2040	112	115
Pool # G08729, 4.50%, 9/1/2046	294	288
FHLMC Gold Pools, Other
Pool # T45022, 2.50%, 1/1/2028	541	534
Pool # U79013, 2.50%, 4/1/2028	99	97
Pool # U79014, 2.50%, 5/1/2028	129	128
Pool # T40143, 2.50%, 7/1/2028	117	115
Pool # U79019, 3.00%, 7/1/2028	21	21
Pool # U79026, 2.50%, 9/1/2028	32	31
Pool # U49013, 3.00%, 9/1/2028	218	215
Pool # G20027, 10.00%, 10/1/2030	3	3
Pool # U59041, 3.00%, 12/1/2033	342	326
Pool # ZT1051, 3.50%, 12/1/2033	1,172	1,139
Pool # G20028, 7.50%, 12/1/2036	418	426
Pool # RE6019, 3.00%, 12/1/2049	446	388
Pool # RE6030, 3.50%, 2/1/2050	342	310
Pool # RE6028, 3.00%, 4/1/2050	270	235
Pool # RE6048, 2.50%, 5/1/2050	1,135	942
FHLMC UMBS, 10 Year
Pool # RD5058, 2.00%, 5/1/2031	8,099	7,725
Pool # RD5059, 1.50%, 6/1/2031	8,953	8,447
Pool # RD5121, 4.50%, 9/1/2032	1,372	1,372
Pool # RD5122, 4.00%, 10/1/2032	1,549	1,532
Pool # RD5146, 4.50%, 5/1/2033	1,595	1,595
Pool # RD5150, 5.00%, 5/1/2033	2,960	2,983
Pool # RD5157, 4.50%, 7/1/2033	1,265	1,265
Pool # RD5240, 5.00%, 4/1/2035	3,973	3,996

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
FHLMC UMBS, 15 Year
Pool # ZS6893, 3.00%, 1/1/2029	5,201	5,129
Pool # ZK7588, 3.00%, 2/1/2029	2,620	2,592
Pool # ZS8591, 3.00%, 12/1/2030	1,551	1,511
Pool # ZS7344, 3.00%, 1/1/2031	5,857	5,702
Pool # SB1025, 2.50%, 2/1/2031	5,978	5,783
Pool # ZS8602, 3.00%, 3/1/2031	1,920	1,867
Pool # ZK8739, 3.00%, 5/1/2032	5,080	4,918
Pool # SB0722, 3.00%, 4/1/2033	2,557	2,493
Pool # ZS8076, 4.00%, 7/1/2033	835	826
Pool # ZS8124, 4.00%, 8/1/2033	1,325	1,310
Pool # SB1084, 3.00%, 3/1/2035	7,156	6,951
Pool # SB8100, 1.00%, 3/1/2036	2,711	2,368
Pool # SB0754, 2.00%, 3/1/2036	667	615
Pool # SB1182, 6.00%, 2/1/2038	15,532	15,965
Pool # SB1098, 6.00%, 2/1/2039	5,294	5,447
Pool # SB1376, 6.00%, 12/1/2039	9,471	9,747
FHLMC UMBS, 20 Year
Pool # ZA2217, 3.50%, 2/1/2032	6,395	6,249
Pool # ZT2375, 4.00%, 3/1/2032	4,888	4,833
Pool # ZS9162, 3.00%, 9/1/2033	2,916	2,804
Pool # ZT1674, 5.00%, 2/1/2035	1,232	1,238
Pool # SC0379, 4.50%, 4/1/2035	2,160	2,149
Pool # ZA2393, 3.00%, 10/1/2035	11,938	11,340
Pool # ZT1808, 3.50%, 5/1/2037	5,419	5,251
Pool # ZA5795, 4.00%, 11/1/2038	7,082	6,872
Pool # SC0353, 6.00%, 4/1/2043	21,394	21,859
Pool # SC0530, 6.00%, 8/1/2044	13,295	13,646
Pool # SC0594, 6.00%, 11/1/2044	9,035	9,272
Pool # SC0764, 5.50%, 8/1/2045	9,315	9,521
FHLMC UMBS, 30 Year
Pool # SD1278, 5.00%, 9/1/2049	5,523	5,601
Pool # SD4986, 5.50%, 11/1/2052	4,153	4,202
FNMA
Pool # 409902, ARM, 5.61%, 6/1/2027 (b)	1	1
Pool # 52597, ARM, 3.98%, 7/1/2027 (b)	—	—
Pool # 810896, ARM, 5.62%, 1/1/2035 (b)	11	11
Pool # 865095, ARM, 7.18%, 10/1/2035 (b)	144	150
Pool # AD0295, ARM, 6.66%, 3/1/2036 (b)	191	198
Pool # 894571, ARM, 6.68%, 3/1/2036 (b)	319	333
Pool # 877009, ARM, 6.86%, 3/1/2036 (b)	133	138
Pool # 895687, ARM, 5.85%, 5/1/2036 (b)	28	29
Pool # 882099, ARM, 5.78%, 7/1/2036 (b)	55	57
Pool # 884722, ARM, 5.74%, 8/1/2036 (b)	23	24
Pool # 745858, ARM, 6.27%, 8/1/2036 (b)	6	6
Pool # 886558, ARM, 6.32%, 8/1/2036 (b)	54	55
Pool # 887714, ARM, 6.67%, 8/1/2036 (b)	28	29
Pool # 870920, ARM, 5.97%, 12/1/2036 (b)	10	10

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AD0296, ARM, 6.00%, 12/1/2036 (b)	143	147
Pool # 905196, ARM, 6.41%, 12/1/2036 (b)	11	12
Pool # 920954, ARM, 5.63%, 1/1/2037 (b)	229	234
Pool # 888143, ARM, 5.90%, 1/1/2037 (b)	24	25
Pool # 913984, ARM, 5.57%, 2/1/2037 (b)	88	90
Pool # 910178, ARM, 6.00%, 3/1/2037 (b)	266	274
Pool # 936588, ARM, 5.14%, 4/1/2037 (b)	49	50
Pool # 888750, ARM, 6.04%, 4/1/2037 (b)	19	20
Pool # 948208, ARM, 5.59%, 7/1/2037 (b)	100	101
Pool # 944105, ARM, 6.27%, 7/1/2037 (b)	1	1
Pool # 950385, ARM, 4.98%, 8/1/2037 (b)	2	2
Pool # 950382, ARM, 5.15%, 8/1/2037 (b)	355	361
Pool # AD0081, ARM, 5.81%, 11/1/2037 (b)	31	31
Pool # 952182, ARM, 6.20%, 11/1/2037 (b)	48	49
Pool # 995108, ARM, 6.25%, 11/1/2037 (b)	96	99
FNMA UMBS, 10 Year
Pool # MA4040, 2.00%, 6/1/2030	181	174
Pool # MA4332, 2.00%, 5/1/2031	7,652	7,312
Pool # MA4367, 1.50%, 6/1/2031	10,645	10,044
Pool # BP3513, 2.00%, 6/1/2031	615	586
Pool # FS0868, 2.50%, 3/1/2032	1,579	1,509
Pool # MA4637, 3.00%, 6/1/2032	416	400
Pool # FS5461, 3.50%, 12/1/2032	2,056	2,014
Pool # MA5079, 5.00%, 6/1/2033	869	876
Pool # MA5117, 4.50%, 7/1/2033	825	825
Pool # MA5491, 5.00%, 9/1/2034	1,784	1,797
Pool # MA5654, 5.00%, 2/1/2035	3,676	3,715
FNMA UMBS, 15 Year
Pool # AJ5336, 3.00%, 11/1/2026	2	2
Pool # AK0971, 3.00%, 2/1/2027	4	4
Pool # AO0800, 3.00%, 4/1/2027	7	7
Pool # AP7842, 3.00%, 9/1/2027	6	6
Pool # AL3439, 4.00%, 9/1/2027	14	14
Pool # AL4307, 4.00%, 10/1/2028	100	100
Pool # AL6105, 4.00%, 12/1/2029	6	5
Pool # AZ0888, 3.50%, 7/1/2030	1,248	1,231
Pool # AZ8018, 3.00%, 9/1/2030	2,349	2,295
Pool # FM9465, 3.00%, 1/1/2031	1,252	1,236
Pool # AL9065, 3.00%, 9/1/2031	2,725	2,652
Pool # FM3524, 3.00%, 4/1/2032	2,571	2,522
Pool # BM5110, 3.00%, 9/1/2032	6,499	6,341
Pool # BN6225, 3.50%, 3/1/2034	1,680	1,640
Pool # CA4258, 2.50%, 10/1/2034	2,921	2,751
Pool # CA4263, 3.00%, 10/1/2034	2,751	2,637
Pool # FS4292, 3.00%, 2/1/2035	1,598	1,557
Pool # FS0870, 3.00%, 3/1/2035	17,236	16,726
Pool # MA3984, 2.50%, 4/1/2035	2,006	1,889
Pool # FS3924, 3.00%, 6/1/2035	10,553	10,271

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # FS4504, 3.50%, 9/1/2035	2,376	2,339
Pool # FS5951, 3.50%, 9/1/2035	2,527	2,485
Pool # FS4848, 3.00%, 7/1/2036	1,897	1,821
Pool # FS4430, 3.50%, 1/1/2037	2,110	2,068
Pool # FS6749, 3.50%, 1/1/2037	1,849	1,789
Pool # MA5122, 6.00%, 8/1/2038	6,334	6,516
Pool # FS7413, 6.00%, 10/1/2038	4,739	4,883
Pool # FA1567, 6.00%, 5/1/2040	11,323	11,728
FNMA UMBS, 20 Year
Pool # 256714, 5.50%, 5/1/2027	11	11
Pool # MA0214, 5.00%, 10/1/2029	203	204
Pool # AD5474, 5.00%, 5/1/2030	74	75
Pool # MA0534, 4.00%, 10/1/2030	35	34
Pool # AL4165, 4.50%, 1/1/2031	198	197
Pool # MA0804, 4.00%, 7/1/2031	45	45
Pool # MA0792, 4.50%, 7/1/2031	384	383
Pool # MA3894, 4.00%, 9/1/2031	56	55
Pool # 890653, 4.50%, 1/1/2032	171	170
Pool # AL5958, 4.00%, 3/1/2032	412	407
Pool # MA1037, 3.00%, 4/1/2032	413	399
Pool # AL1722, 4.50%, 4/1/2032	31	31
Pool # AB5811, 3.00%, 8/1/2032	658	635
Pool # AL7474, 3.50%, 10/1/2032	389	377
Pool # MA1270, 2.50%, 11/1/2032	297	282
Pool # AL3190, 4.00%, 12/1/2032	180	178
Pool # AU5910, 3.50%, 9/1/2033	3,683	3,573
Pool # MA1802, 3.00%, 1/1/2034	382	364
Pool # BM4298, 3.50%, 4/1/2034	6,492	6,304
Pool # AL8051, 4.00%, 5/1/2034	1,641	1,610
Pool # AL5373, 4.50%, 5/1/2034	200	199
Pool # MA1922, 4.00%, 6/1/2034	10,534	10,363
Pool # BM4606, 4.00%, 1/1/2036	6,568	6,475
Pool # MA2587, 3.50%, 4/1/2036	1,259	1,214
Pool # FM2477, 3.00%, 5/1/2036	1,555	1,495
Pool # MA2610, 3.00%, 5/1/2036	10,864	10,298
Pool # AS7789, 3.00%, 8/1/2036	2,221	2,103
Pool # FM6297, 3.50%, 12/1/2036	1,681	1,626
Pool # FS0448, 3.00%, 1/1/2037	3,986	3,836
Pool # BM1370, 3.00%, 4/1/2037	1,078	1,018
Pool # BJ2544, 3.00%, 12/1/2037	795	746
Pool # FM2922, 3.00%, 2/1/2038	1,120	1,078
Pool # FM8386, 3.00%, 6/1/2038	1,619	1,550
Pool # FS4583, 4.00%, 6/1/2038	1,160	1,138
Pool # FS1689, 4.50%, 4/1/2039	839	837
Pool # FS4048, 4.50%, 4/1/2039	6,762	6,747
Pool # FS4490, 4.00%, 7/1/2039	7,010	6,821
Pool # MA5205, 6.00%, 11/1/2043	18,660	19,065
Pool # FS9723, 6.00%, 9/1/2044	16,267	16,664

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # FA0954, 6.00%, 1/1/2045	2,106	2,152
FNMA UMBS, 30 Year
Pool # 555889, 8.00%, 12/1/2030	1	1
Pool # 254548, 5.50%, 12/1/2032	381	391
Pool # 555458, 5.50%, 5/1/2033	760	768
Pool # 735503, 6.00%, 4/1/2035	599	618
Pool # 745275, 5.00%, 2/1/2036	1,114	1,124
Pool # 889118, 5.50%, 4/1/2036	1,143	1,157
Pool # 889209, 5.00%, 5/1/2036	57	57
Pool # 745948, 6.50%, 10/1/2036	101	105
Pool # 889494, 5.50%, 1/1/2037	84	87
Pool # AD0249, 5.50%, 4/1/2037	773	783
Pool # 995024, 5.50%, 8/1/2037	130	133
Pool # FS4003, 5.50%, 8/1/2037	4,388	4,451
Pool # 950302, 7.00%, 8/1/2037	188	199
Pool # 888890, 6.50%, 10/1/2037	282	301
Pool # 929005, 6.00%, 1/1/2038	214	225
Pool # 995049, 5.50%, 2/1/2038	2,606	2,710
Pool # 890268, 6.50%, 10/1/2038	499	531
Pool # 995149, 6.50%, 10/1/2038	315	329
Pool # AL7521, 5.00%, 6/1/2039	152	152
Pool # AC3237, 5.00%, 10/1/2039	86	87
Pool # AB2025, 5.00%, 1/1/2040	191	190
Pool # AK6740, 4.00%, 3/1/2042	1,019	992
Pool # AO7185, 4.00%, 9/1/2042	562	540
Pool # AL7590, 3.50%, 10/1/2045	483	449
Pool # FS5552, 5.00%, 12/1/2047	4,109	4,128
Pool # FS6870, 5.50%, 11/1/2052	2,951	3,039
FNMA, 30 Year Pool # 801357, 5.50%, 8/1/2034	20	20
FNMA, Other
Pool # AN1613, 2.55%, 7/1/2026	8,704	8,672
Pool # BL4482, 2.19%, 11/1/2026	9,695	9,603
Pool # AM8146, 2.78%, 2/1/2027	6,866	6,804
Pool # AN5041, 3.08%, 3/1/2027	4,891	4,853
Pool # AN6585, 2.84%, 9/1/2027	6,295	6,193
Pool # AN6586, 2.84%, 9/1/2027	5,760	5,667
Pool # AN7169, 2.83%, 10/1/2027	5,155	5,070
Pool # BL9763, 1.24%, 12/1/2027	2,500	2,391
Pool # AB7351, 2.50%, 12/1/2027	100	99
Pool # AQ8837, 2.50%, 12/1/2027	60	59
Pool # AQ9357, 2.50%, 1/1/2028	34	34
Pool # AN8048, 3.08%, 1/1/2028	3,142	3,113
Pool # AQ9760, 2.50%, 2/1/2028	168	165
Pool # MA1360, 2.50%, 2/1/2028	194	191
Pool # BS1625, 1.35%, 4/1/2028	4,825	4,580
Pool # BS8763, 4.50%, 6/1/2028	1,335	1,339
Pool # BS9129, 4.39%, 7/1/2028	3,798	3,805
Pool # MA1557, 3.00%, 8/1/2028	42	42

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BS9278, 4.65%, 8/1/2028	1,444	1,450
Pool # BS9062, 4.54%, 9/1/2028	5,425	5,445
Pool # BS9590, 4.82%, 9/1/2028	7,345	7,412
Pool # BS9454, 5.34%, 9/1/2028	4,483	4,576
Pool # BZ0016, 5.55%, 12/1/2028	4,979	5,113
Pool # BZ0809, 4.89%, 4/1/2029	1,240	1,256
Pool # BZ0931, 4.71%, 5/1/2029	8,843	8,926
Pool # BZ1385, 4.65%, 7/1/2029	2,000	2,021
Pool # BM7222, 3.50%, 10/1/2029	1,447	1,433
Pool # BZ3364, 4.77%, 3/1/2030	10,000	10,135
Pool # BZ4177, 5.02%, 6/1/2030	2,929	2,995
Pool # BZ4799, 4.54%, 9/1/2030	3,830	3,856
Pool # BM7221, 3.00%, 2/1/2031	2,051	2,029
Pool # BK4847, 2.50%, 4/1/2033	155	146
Pool # BM6947, 3.50%, 7/1/2033	1,917	1,872
Pool # AL6151, 3.50%, 8/1/2034	6,458	6,252
Pool # BM6595, 4.00%, 6/1/2037	1,385	1,355
Pool # BF0077, 4.50%, 3/1/2039	6,856	6,755
Pool # BF0194, 4.50%, 7/1/2040	1,621	1,597
Pool # BF0238, 4.50%, 8/1/2041	8,902	8,841
Pool # MA0896, 4.00%, 11/1/2041	240	228
Pool # MA1188, 3.00%, 9/1/2042	1,223	1,102
Pool # MA1349, 3.00%, 2/1/2043	1,289	1,162
Pool # MA1371, 3.00%, 3/1/2043	428	386
Pool # MA1433, 3.00%, 5/1/2043	556	501
Pool # MA1510, 4.00%, 7/1/2043	578	557
Pool # AL6167, 3.50%, 1/1/2044	876	819
Pool # BM3994, 3.50%, 1/1/2044	1,120	1,047
Pool # AL6854, 3.00%, 2/1/2044	1,584	1,443
Pool # AL7826, 3.50%, 1/1/2046	1,075	1,031
Pool # MA2621, 3.50%, 5/1/2046	277	255
Pool # MA2744, 3.50%, 9/1/2046	669	617
Pool # AL9060, 5.55%, 4/1/2047	2,881	2,963
Pool # BH8493, 3.00%, 11/1/2047	816	717
Pool # MA3197, 3.00%, 11/1/2047	457	401
Pool # BF0362, 5.50%, 1/1/2048	7,006	7,246
Pool # BM5053, 3.00%, 4/1/2048	325	293
Pool # BF0371, 5.00%, 7/1/2048	1,164	1,173
Pool # BF0573, 5.50%, 12/1/2048	8,983	9,036
Pool # BM6073, 3.00%, 7/1/2049	756	681
Pool # MA3913, 3.00%, 1/1/2050	863	751
Pool # CA5133, 3.00%, 2/1/2050	403	350
Pool # CA5979, 3.00%, 5/1/2050	347	302
Pool # MA4029, 3.00%, 5/1/2050	352	303
Pool # MA4057, 2.50%, 6/1/2050	658	547
Pool # CA6065, 3.00%, 6/1/2050	332	288
Pool # MA4058, 3.00%, 6/1/2050	276	240
Pool # CA6385, 3.00%, 7/1/2050	378	325

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
GNMA I, 30 Year
Pool # 423946, 9.00%, 10/15/2026	—	—
Pool # 786458, 5.50%, 3/15/2033	1,831	1,859
Pool # 784278, 5.50%, 1/15/2034	1,483	1,511
Pool # 687926, 6.50%, 9/15/2038	689	736
Pool # 785282, 4.25%, 10/15/2040	6,288	6,104
Pool # 785859, 5.50%, 6/15/2041	17,156	17,835
Pool # AE7700, 3.50%, 8/15/2043	338	312
GNMA II
Pool # 80053, ARM, 5.00%, 3/20/2027 (b)	—	—
Pool # 80152, ARM, 5.00%, 1/20/2028 (b)	—	—
GNMA II, 15 Year
Pool # 5136, 4.00%, 8/20/2026	—	—
Pool # 5208, 3.00%, 10/20/2026	24	24
Pool # 5277, 3.50%, 1/20/2027	8	8
Pool # MA3495, 2.50%, 3/20/2031	4,134	3,986
Pool # MA3638, 2.50%, 5/20/2031	2,325	2,238
GNMA II, 30 Year
Pool # 2285, 8.00%, 9/20/2026	—	—
Pool # 2499, 8.00%, 10/20/2027	—	—
Pool # 2525, 8.00%, 12/20/2027	—	—
Pool # 2646, 7.50%, 9/20/2028	1	1
Pool # 4224, 7.00%, 8/20/2038	337	352
Pool # 4245, 6.00%, 9/20/2038	475	500
Pool # 4247, 7.00%, 9/20/2038	631	653
Pool # MA8619, 6.50%, 11/20/2038	2,135	2,265
Pool # MA8918, 5.50%, 12/20/2038	1,276	1,320
GNMA II, Other Pool # MA6081, 3.50%, 8/20/2049	559	500
Total Mortgage-Backed Securities (Cost $712,916)		710,063
Commercial Mortgage-Backed Securities — 1.6%
Commercial Mortgage Trust
Series 2014-UBS3, Class B, 4.31%, 6/10/2047	2,607	2,522
Series 2015-CR26, Class B, 4.68%, 10/10/2048 (b)	627	613
CSTL Commercial Mortgage Trust
Series 2025-GATE2, Class A, 4.56%, 11/10/2042 (a) (b)	26,965	26,420
Series 2026-GATE3, Class A, 4.69%, 2/10/2043 (a) (b)	12,500	12,357
DLIC Re-REMIC Trust
Series 2025-FRR1, Class AK57, 1.15%, 8/27/2049 ‡ (a) (b)	18,426	18,212
Series 2025-FRR1, Class BK57, 1.18%, 8/27/2049 ‡ (a) (b)	6,768	6,682
FHLMC MSCR Trust Series 2025-MN12, Class M1, 5.36%, 11/25/2045 (a) (b)	7,484	7,490
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KC07, Class A7, 2.51%, 10/25/2026	1,855	1,842
Series K068, Class X1, IO, 0.40%, 8/25/2027 (b)	62,026	267
Series K740, Class X1, IO, 0.72%, 9/25/2027 (b)	99,810	707
Series K506, Class A1, 4.65%, 5/25/2028	1,152	1,158
Series KG04, Class A1, 0.85%, 6/25/2030	2,918	2,712
Series K114, Class X1, IO, 1.11%, 6/25/2030 (b)	39,157	1,490

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
FNMA ACES Series 2020-M10, Class X1, IO, 1.77%, 12/25/2030 (b)	53,524	2,709
FREMF Mortgage Trust
Series 2016-K57, Class B, 3.86%, 8/25/2049 (a) (b)	12,794	12,748
Series 2017-K62, Class B, 3.89%, 1/25/2050 (a) (b)	5,500	5,467
Series 2017-K71, Class B, 3.75%, 11/25/2050 (a) (b)	1,000	986
Series 2019-K91, Class B, 4.26%, 4/25/2051 (a) (b)	5,000	4,908
Series 2018-K79, Class B, 4.21%, 7/25/2051 (a) (b)	8,000	7,859
Series 2019-K90, Class B, 4.32%, 2/25/2052 (a) (b)	13,582	13,360
Series 2020-K105, Class B, 3.53%, 3/25/2053 (a) (b)	7,245	6,885
JPMBB Commercial Mortgage Securities Trust
Series 2015-C30, Class C, 4.11%, 7/15/2048 (b)	9,000	7,346
Series 2015-C31, Class C, 4.53%, 8/15/2048 (b)	2,750	2,138
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6, Class A3, 3.11%, 7/15/2050	2,800	2,774
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31, Class B, 3.88%, 11/15/2049 (b)	4,140	4,033
Morgan Stanley Capital I Trust Series 2021-L6, Class A2, 2.13%, 6/15/2054 (b)	2,526	2,515
MRCD MARK Mortgage Trust Series 2019-PARK, Class B, 2.72%, 12/15/2036 (a)	6,000	4,974
MTN Commercial Mortgage Trust Series 2026-LPFX, Class A, 5.15%, 5/15/2043 (a) (b)	7,105	7,108
PRM5 Trust Series 2025-PRM5, Class A, 4.47%, 3/10/2033 (a) (b)	4,655	4,624
PRM7 Trust Series 2025-PRM7, Class A, 4.36%, 11/10/2042 (a) (b)	24,320	23,721
ROCK Trust Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (a)	16,000	16,225
Wells Fargo Commercial Mortgage Trust Series 2017-C41, Class A2, 2.59%, 11/15/2050	894	881
Total Commercial Mortgage-Backed Securities (Cost $218,236)		213,733
	SHARES (000)
Short-Term Investments — 9.9%
Investment Companies — 3.9%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 3.48% (f) (g) (Cost $510,410)	510,410	510,410
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 6.0%
U.S. Treasury Bills
3.57%, 7/2/2026 (h) (i)	22,830	22,759
3.80%, 8/6/2026 (h)	592,655	588,723
3.63%, 3/18/2027 (h)	165,220	160,445
Total U.S. Treasury Obligations (Cost $771,984)		771,927
Total Short-Term Investments (Cost $1,282,394)		1,282,337
Total Investments — 101.2% (Cost $13,172,315)		13,147,680
Liabilities in Excess of Other Assets — (1.2)%		(151,680)
NET ASSETS — 100.0%		12,996,000

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2026.
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of May 31, 2026. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2026.

(c)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2026.

(d)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2026.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of May 31, 2026.
(h)	The rate shown is the effective yield as of May 31, 2026.
(i)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
Futures contracts outstanding as of May 31, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 2 Year Note	18,709	09/30/2026	USD	3,865,747	7,581

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
U.S. Treasury 10 Year Note	(1,279)	09/21/2026	USD	(140,550)	(1,311)
U.S. Treasury 10 Year Ultra Note	(783)	09/21/2026	USD	(87,855)	(1,249)
U.S. Treasury Long Bond	(110)	09/21/2026	USD	(12,365)	(252)
U.S. Treasury Ultra Bond	(1)	09/21/2026	USD	(115)	(3)
U.S. Treasury 5 Year Note	(7,125)	09/30/2026	USD	(764,323)	(4,891)
(7,706)
(125)

Abbreviations
USD	United States Dollar

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2026.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$3,303,754	$106,285	$3,410,039
Collateralized Mortgage Obligations	—	2,050,402	76,089	2,126,491
Commercial Mortgage-Backed Securities	—	188,839	24,894	213,733
Corporate Bonds
Automobiles	—	127,373	—	127,373
Banks	—	1,902,401	—	1,902,401
Capital Markets	—	426,289	—	426,289
Construction & Engineering	—	12,222	—	12,222
Consumer Finance	—	153,509	—	153,509
Containers & Packaging	—	15,078	—	15,078
Electric Utilities	—	23,545	—	23,545
Entertainment	—	1,715	—	1,715
Financial Services	—	104,787	66,371	171,158
Health Care Providers & Services	—	4,271	—	4,271
Insurance	—	58,096	—	58,096
Multi-Utilities	—	20,520	—	20,520
Oil, Gas & Consumable Fuels	—	33,114	—	33,114
Semiconductors & Semiconductor Equipment	—	12,131	—	12,131
Software	—	43,055	—	43,055
Wireless Telecommunication Services	—	17,246	—	17,246
Total Corporate Bonds	—	2,955,352	66,371	3,021,723
Mortgage-Backed Securities	—	710,063	—	710,063
U.S. Treasury Obligations	—	2,383,294	—	2,383,294
Short-Term Investments
Investment Companies	510,410	—	—	510,410
U.S. Treasury Obligations	—	771,927	—	771,927
Total Short-Term Investments	510,410	771,927	—	1,282,337
Total Investments in Securities	$510,410	$12,363,631	$273,639	$13,147,680
Appreciation in Other Financial Instruments
Futures Contracts	$7,581	$—	$—	$7,581
Depreciation in Other Financial Instruments
Futures Contracts	$(7,706)	$—	$—	$(7,706)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(125)	$—	$—	$(125)

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2026	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2026
Investments in Securities:
Asset-Backed Securities	$50,237	$— (a)	$(908)	$6	$61,019	$(4,069)	$—	$—	$106,285
Collateralized Mortgage Obligations	64,955	—	(476)	10	44,747	(1,891)	—	(31,256)	76,089
Commercial Mortgage-Backed Securities	24,651	—	234	9	—	—	—	—	24,894
Corporate Bonds	41,312	— (a)	(111)	(16)	29,641	(4,455)	—	—	66,371
Total	$181,155	$— (a)	$(1,261)	$9	$135,407	$(10,415)	$—	$(31,256)	$273,639

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2026, which were valued using significant unobservable inputs (level 3) amounted to $(1,191).
There were no significant transfers into or out of level 3 for the period ended May 31, 2026.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at May 31, 2026	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$30,327	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (7.17%)
			Yield (Discount Rate of Cash Flows)	4.89% - 5.89% (5.57%)
Asset-Backed Securities	30,327
	47,789	Discounted Cash Flow	Constant Prepayment Rate	25.00% - 100.00% (93.37%)
			Yield (Discount Rate of Cash Flows)	5.04% - 5.73% (5.41%)
Collateralized Mortgage Obligations	47,789
Total	$78,116

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At May 31, 2026, the value of these investments was $195,523. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer.

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2026
Security Description	Value at February 28, 2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2026	Shares at May 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 3.48% (a) (b)	$333,144	$1,625,024	$1,447,758	$—	$—	$510,410	510,410	$4,932	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2026.